DEUTSCHE BANK ALEX.BROWN


DEUTSCHE BANK ALEX.BROWN
CASH RESERVE FUND



Prime Series
Treasury Series
Tax-Free Series


ANNUAL REPORT


March 31, 2002




                                                                   DEUTSCHE BANK
                                                                  [LOGO OMITTED]
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Deutsche Bank Alex. Brown Cash Reserve Fund
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TABLE OF CONTENTS

              LETTER TO SHAREHOLDERS ....................................      3

              DEUTSCHE BANK ALEX. BROWN CASH RESERVE FUND
                 Schedule of Investments ................................      7
                 Statements of Assets and Liabilities ...................     28
                 Statements of Operations ...............................     30
                 Statements of Changes in Net Assets ....................     32
                 Financial Highlights ...................................     34
                 Notes to Financial Statements ..........................     46
                 Report of Independent Accountants ......................     50
                 Tax Information ........................................     50

              FUND DIRECTORS ............................................     51


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          The Fund is not insured by the FDIC and is not a
          deposit, obligation of or guaranteed by Deutsche
          Bank AG. The Fund is subject to investment risks,
          including possible loss of principal amount
          invested.
--------------------------------------------------------------------------------

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                                        2
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Deutsche Bank Alex. Brown Cash Reserve Fund
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LETTER TO SHAREHOLDERS


We are pleased to report on the progress of your Fund for the twelve months ended March 31, 2002. At the end of the period, the Fund's net assets totaled $7,249,753,395. The distribution of the Fund's assets among its three series is illustrated in the following pie chart.


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PORTFOLIO DIVERSIFICATION (Net Assets as of 3/31/02)
--------------------------------------------------------------------------------

[PIE CHART OMITTED]

Tax-Free Series   $1.17 billion
Treasury Series   $945.6 million
Prime Series      $5.13 billion



MARKET ACTIVITY
THE FEDERAL RESERVE BOARD EASED INTEREST RATES EIGHT TIMES OVER THE COURSE OF THE FISCAL YEAR, CAUSING MONEY MARKET YIELDS TO DECLINE DRAMATICALLY.

o These interest rate cuts, in combination with three more during the first calendar quarter of 2001, totaled 4.75%, causing the yield curve to steepen sharply.

o This campaign of easing monetary policy, particularly in the second half of 2001, was the most concentrated effort to rejuvenate the economy in the central bank's history.

o In explaining the rationale for its interest rate cuts, the Federal Reserve Board consistently cited falling corporate profits, declining business capital investment, weak consumer confidence in the US and slower economic growth abroad.

THE MONEY MARKETS WERE PARTICULARLY FOCUSED ON THE FEDERAL RESERVE BOARD'S RESPONSE TO THE UNITED STATES ECONOMY'S PROTRACTED SLOWDOWN.

o Employment, production and business spending remained weak. Consumer confidence dipped to new lows, as layoffs and related fears over job security began to surge.

o The tragic events of September 11 only heightened the degree of economic uncertainty.

o The Federal Reserve Board's already aggressive pace of interest rate cuts was stepped up in the aftermath of the attacks, as it began flooding the financial markets with liquidity. Its objective was to stabilize consumer and business confidence.

o Economic data released during the first quarter of 2002 turned a little more positive and pointed to signs of a bottoming in the economy. It became clear by February 2002 that no more interest rate cuts would likely be forthcoming from the Federal Reserve Board during this cycle. In fact, in March, the Federal Reserve Board shifted from an easing to a neutral bias, citing a slow economic recovery in progress. The money markets began pricing in potential interest rate increases by mid-year 2002.

TWO NOTABLE EVENTS CAPTURED THE MONEY MARKETS' ATTENTION DURING THE FISCAL YEAR.

o The failure of Enron represented the largest corporate bankruptcy ever recorded. The full ramifications of this event on the money markets remain unclear, as the company was a major player in the credit markets. A great number of banks and insurance companies had exposure to Enron at the time of its failure, further extending the impact of its bankruptcy.

o Also, turmoil in Argentina led to a default on its debt, devaluation of its currency and a succession of five presidents in a two-week period at the end of December 2001. The fallout from this debacle was felt throughout the emerging markets, supporting a flight-to-quality toward the US money markets.

TO A LESS DRAMATIC DEGREE, THE MUNICIPAL MARKETS FOLLOWED A SIMILAR TREND AS THEIR TAXABLE COUNTERPARTS, WITH YIELDS DECLINING AS ECONOMIC GROWTH SLOWED AND THE FEDERAL RESERVE BOARD MAINTAINED AN AGGRESSIVE EASING MODE.

o Municipal credit quality remained solid across most tax-exempt sectors during the annual period, even as the pace of US economic growth remained slow. Most municipalities have benefited from the strong growth of the past few years, allowing them to reduce debt and build reserves, providing a degree of financial flexibility. Nonetheless, in the second half of 2001, the municipal market experienced several rating downgrades. Among these were the State of California and the State of Tennessee.



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Deutsche Bank Alex. Brown Cash Reserve Fund
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LETTER TO SHAREHOLDERS

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   WEIGHTED AVERAGE MATURITY                                     (as of 3/31/02)
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   DEUTSCHE BANK ALEX. BROWN CASH RESERVE FUND PRIME SERIES             54 DAYS
   iMoneyNet First Tier Retail Money Funds Average                      59 days
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   DEUTSCHE BANK ALEX. BROWN CASH RESERVE FUND TREASURY SERIES          51 DAYS
   iMoneyNet Treasury Retail Money Funds Average                        64 days
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   DEUTSCHE BANK ALEX. BROWN CASH RESERVE FUND TAX-FREE SERIES          36 DAYS
   iMoneyNet National Retail Tax-Free Money Funds Average               34 days
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Source: iMoneyNet, Inc. 'Money Funds Report.'
The Money Funds Averages are average maturities of all funds in their respective categories.

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   7 DAY CURRENT YIELD                                           (as of 3/31/02)
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   DEUTSCHE BANK ALEX. BROWN CASH RESERVE FUND PRIME SERIES(1)          1.37%
   iMoneyNet First Tier Retail Money Funds Average(2)                   1.20%
-------------------------------------------------------------------------------
   DEUTSCHE BANK ALEX. BROWN CASH RESERVE FUND TREASURY SERIES(1)       1.20%(3)
   iMoneyNet Treasury Retail Money Funds Average(2)                     1.25%
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   DEUTSCHE BANK ALEX. BROWN CASH RESERVE FUND TAX-FREE SERIES(1,4)     1.01%
   iMoneyNet National Retail Tax-Free Money Funds Average(2)            0.95%
--------------------------------------------------------------------------------

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1  PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Yields will fluctuate.
   'Current Yield' is computed pursuant to a SEC standardized formula and represents the income generated by an investment in the Fund over a seven day period. This income is then annualized.

2 Money Fund Report Averages, a service of iMoneyNet, Inc., are averages for categories of similar money market funds.

3 The investment advisor has contractually agreed to waive part of its fees until July 31, 2002. Without such fee waivers the 7-day current yield would have been 1.15%.

4 For certain investors a portion of the Fund's income may be subject to the federal alternative minimum tax. Distribution of the Fund's income may be subject to state and local taxes.


o Among the states that issued new paper during the fiscal year were California ($5.7 billion) and Texas ($4 billion). Other municipal borrowers issued larger deals and some came back to the market after several years of surplus had temporarily reduced the need for borrowing.

o The increased issuance of short-term notes did not result in significant upward pressure on one-year rates however, as this rise in supply was offset by both an increase in demand and the Federal Reserve Board's changes in monetary policy.

o Largely reflecting equity market volatility and the perceived safe haven of money market securities, both taxable and tax-exempt money market assets increased over the year.

o The yield on one-year municipal notes declined by 1.07% over the fiscal year, to end the period at 2.18% on March 31, 2002.

INVESTMENT REVIEW
We continued to manage the Fund conservatively, maintaining high portfolio quality, adjusting weighted average maturities in response to market conditions and strictly limiting exposure to any particular issuer. Evidence of our insistence on these high investment standards can be found in Standard & Poor's (S&P) ratings of each Series. The Prime, Treasury and Tax-Free Series each maintained a 'AAAm' rating.(1) This rating is the highest that S&P awards to money market funds.



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1 Ratings are subject to change and do not remove market risk.

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                                        4
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Deutsche Bank Alex. Brown Cash Reserve Fund
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LETTER TO SHAREHOLDERS


PRIME SERIES
Our strategy in this Series continued to be concentrated on investing in high quality issues. As of March 31, 2002, 62% of the Series was invested in securities rated A1+/P1 and 15% in securities rated A1/P1, by S&P and Moody's. The remaining 23% of the Series was primarily invested in AAA-rated money market funds and federal agency securities with long-term AAA-ratings, as rated by S&P and Moody's.

We maintained an aggressive weighted average maturity, generally of at least 50 days, for most of the annual period, as we anticipated lower interest rates throughout the fiscal year. At the same time, we concentrated our investments in high-quality issuers and Federal agency securities. As the US economic slowdown accelerated and equity markets continued to slide, the credit quality of many corporations deteriorated. Finding and purchasing high-quality issues with little downgrade risk became both a challenge and an increasingly more important consideration for money market fund managers.

As of March 31, 2002, 36.59% of the Prime Series was invested in commercial paper, 18.04% in corporate floating rate securities, 7.99% in euro certificates of deposit, 4.78% in euro time deposits, 8.48% in Yankee certificates of deposit and 24.12% in US agency securities, money market funds and cash or cash equivalents.

TREASURY SERIES
Our strategy in the Treasury Series was to maintain an aggressive weighted average maturity. As the Federal Reserve Board was rapidly cutting interest rates, we focused on purchasing US Treasury bills and notes for the Series as well as non-affiliated US Treasury money funds to take advantage of the yields and additional liquidity provided by these funds.

After the tragedies of September 11, we focused on extending the Series' weighted average maturity with the purchase of additional Treasury securities. We also successfully maintained enough liquidity in the Series in the event investors looked to us as a liquidity vehicle. In the second half of the fiscal year, we focused our attention on the intermittent signs of recovery in the US economy, seeking to determine whether we had reached the bottom of the Federal Reserve Board's monetary easing cycle.

At the end of the annual period, approximately 98.38% of the portfolio was invested in short-term Treasury bills and 1.62% in short-term Treasury notes.

TAX-FREE SERIES
We kept the Tax-Free Series' weighted average maturity in the neutral to longer-than-benchmark range between 34 and 50 days. The Series' weighted average maturity started the fiscal year at 34 days and ended the fiscal year at 36 days. We actively adjusted the Series' relative maturity position during the annual period to prepare for seasonal events, such as tax time in April and the January and July reinvestment periods.

Redemptions from tax-exempt money markets during the 2001 tax season totaled approximately 6%. In large part because of the Federal Reserve Board's easing of monetary policy, these par for the course redemptions from tax payments in 2001 caused only a brief increase in yields. July is usually a period of large inflows in tax-exempt money funds typically resulting in declines in yields across the entire spectrum of the short-term tax-exempt yield curve. In 2001, however, as yields on floating rate notes declined, the one-year index actually rose, presenting us with a buying opportunity. In August, the Series' weighted average maturity was shortened in anticipation of the sale of one-year Texas tax and revenue anticipation notes. The Series was able to participate in this sale, making purchases at attractive yield levels. In September, the Series' weighted average maturity was allowed to drift shorter once again, as floating rate notes became attractive at month end.

During the fourth calendar quarter, as a result of increased cash flow into money market funds, a lack of new issue supply and the Federal Reserve Board's easing posture, tax-exempt yields rallied. In March 2002, the short end of the tax-exempt money market reacted negatively to the Federal Reserve Board's shift to a neutral bias and began pricing in tighter monetary policy by mid-year. One-year municipal rates increased. Demand for variable rate demand notes rose as investors prepared once again for typical tax season outflows and shifted to a more defensive position in anticipation of higher short-term interest rates.



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                                        5
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Deutsche Bank Alex. Brown Cash Reserve Fund
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LETTER TO SHAREHOLDERS


At the end of the semi-annual period, 60.54% of the Series was invested in municipal variable rate demand notes, 15.44% in municipal commercial paper and 24.02% in municipal fixed rate notes and bonds.

LOOKING AHEAD
We are cautiously optimistic about the outlook for the US economy. A great deal of monetary and fiscal stimulus is already in the pipeline, and there are emerging signs of recovery in consumer confidence, initial jobless claims, housing starts and durable goods (example: transportation). The Federal Reserve Board has signaled an end to its very aggressive monetary stimulus, and we believe we are likely at the start of the recovery stage in the US economy. In light of this, we intend to maintain a neutral stance in the Prime Series and Treasury Series. We intend to add high-quality floating-rate securities to the Prime Series while we monitor the future direction of interest rates. We also plan to continue to seek high-quality issuers in an effort to avoid potential downgrades as the economy remains sluggish.

While we anticipate higher short-term interest rates as the year progresses, we also believe that Federal Reserve Board Chairman Greenspan will likely be forced to keep interest rates low for a relatively long period of time to prevent any chance of a double-dip recession. When the economic recovery accelerates, we anticipate some further steepening in the US Treasury yield curve. We thus intend to carefully monitor economic events to determine when it may be appropriate to change the duration of the Treasury Series.

In the Tax-Free Series, we intend to maintain a shorter-than-benchmark weighted average maturity position. We will also continue to adjust the weighted average maturity in anticipation of seasonal factors. We will also continue to focus on the highest quality investments while still seeking competitive yields.

In each of our Series, we will continue to concentrate the portfolios in very high quality credits and maintain our conservative investment strategies and standards for the foreseeable future. We continue to believe in the conservative approach that we apply to investing on behalf of the Series and will continue to seek competitive yields for our shareholders.

As always, we appreciate your continued support.

Sincerely,

/S/SIGNATURE

/S/SIGNATURE


Darlene M. Rasel
Portfolio Manager of the PRIME and TREASURY SERIES
Steven Boyd
Portfolio Manager of the TAX-FREE SERIES
March 31, 2002

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                                        6
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Deutsche Bank Alex. Brown Cash Reserve Fund
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SCHEDULE OF INVESTMENTS March 31, 2002

                                                                 RATING(1)
                                                        ------------------         PAR
 PRIME SERIES                                           S&P        MOODY'S         (000)             MARKET VALUE
-----------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER2--36.59%
ASSET-BACKED--17.02%
   Asset Securitization Cooperative Corp.
     1.84%, 5/10/02 ..................................  A-1+           P-1       $50,000            $ 49,900,333
   Bavaria TRR Corp.
     1.95%, 4/12/02 ..................................  A-1            P-1        30,000              29,982,125
   Compass Securitization LLC
     1.83%, 4/10/02 ..................................  A-1+           P-1        35,690              35,673,724
   Mont Blanc Capital Corp.
     1.80%, 4/15/02 ..................................  A-1+           P-1        30,000              29,979,000
     1.87%, 5/13/02 ..................................  A-1+           P-1        35,000              34,923,642
     1.87%, 5/15/02 ..................................  A-1+           P-1        70,000              69,840,011
   Pennine Funding LLC
     1.82%, 4/15/02 ..................................  A-1+           P-1        39,185              39,157,266
     1.75%, 4/23/02 ..................................  A-1+           P-1        15,000              14,983,958
     1.82%, 4/25/02 ..................................  A-1+           P-1        45,000              44,945,400
     1.83%, 5/21/02 ..................................  A-1+           P-1        25,000              24,936,458
   Perry Global Funding LLC, Series A
     1.84%, 5/22/02 ..................................  A-1+           P-1        31,996              31,912,597
   Quincy Capital Corp.
     1.82%, 4/17/02 ..................................  A-1+           P-1        32,127              32,101,013
   Receivables Capital Corp.
     1.87%, 5/9/02 ...................................  A-1+           P-1        40,327              40,234,345
   Scaldis Capital LLC
     1.82%, 4/15/02 ..................................  A-1+           P-1        79,104              79,049,373
     1.83%, 5/10/02 ..................................  A-1+           P-1        44,659              44,570,463
     1.89%, 5/24/02 ..................................  A-1+           P-1        25,000              24,930,437
     1.68%, 7/12/02 ..................................  A-1+           P-1        35,000              34,833,400
     2.30%, 9/20/02 ..................................  A-1+           P-1        20,233              20,010,662
   Sheffield Receivables Corp.
     1.83%, 4/12/02 ..................................  A-1+           P-1        50,000              49,972,042
     1.84%, 4/22/02 ..................................  A-1+           P-1        73,040              72,961,817
     1.86%, 5/6/02 ...................................  A-1+           P-1        30,270              30,215,262
     1.92%, 6/17/02 ..................................  A-1+           P-1        25,000              24,897,333
     1.90%, 7/1/02 ...................................  A-1+           P-1        13,000              12,937,564
                                                                                                    ------------
                                                                                                     872,948,225
                                                                                                    ------------
AUTOMOBILES & TRUCKS--2.24%
   Toyota Motor Credit Corp.
     1.85%, 5/7/02 ...................................  A-1+           P-1        45,000              44,916,750
     1.85%, 5/10/02 ..................................  A-1+           P-1        40,000              39,919,833
   Volkswagen of America, Inc.
     1.81%, 4/25/02 ..................................  A-1            P-1        30,000              29,963,800
                                                                                                    ------------
                                                                                                     114,800,383
                                                                                                    ------------


See Notes to Financial Statements.
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                                        7
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Deutsche Bank Alex. Brown Cash Reserve Fund
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SCHEDULE OF INVESTMENTS March 31, 2002

                                                                 RATING(1)
                                                        ------------------         PAR
 PRIME SERIES                                           S&P        MOODY'S         (000)             MARKET VALUE
-----------------------------------------------------------------------------------------------------------------
BANKS--4.18%
   Depfa Bank Europe PLC
     1.84%, 5/6/02 ...................................  A-1            P-1       $25,000            $ 24,955,278
   Fortis Funding LLC
     2.13%, 4/22/02 ..................................  A-1+           P-1        20,000              19,975,150
   HSBC USA, Inc.
     1.80%, 4/15/02 ..................................  A-1            P-1        45,000              44,968,500
   JP MorganChase Bank
     1.79%, 4/29/02 ..................................  A-1+           P-1        50,000              49,930,389
     1.93%, 7/30/02 ..................................  A-1+           P-1        25,000              24,839,167
   Swedish National Housing Finance Corp.
     1.90%, 6/3/02 ...................................  A-1+           P-1        25,000              24,916,875
     1.95%, 6/4/02 ...................................  A-1+           P-1        25,000              24,913,333
                                                                                                    ------------
                                                                                                     214,498,692
                                                                                                    ------------
BEVERAGES-SOFT DRINKS--0.58%
   Coca Cola Enterprises, Inc.
     1.80%, 4/4/02 ...................................  A-1            P-1        30,000              29,995,500
                                                                                                    ------------
FINANCE-DIVERSIFIED--4.29%
   American General Finance Corp.
     1.80%, 4/10/02 ..................................  A-1            P-1        25,000              24,988,750
   GE Capital International Funding, Inc.
     1.80%, 4/8/02 ...................................  A-1+           P-1        20,000              19,993,000
     1.92%, 8/22/02 ..................................  A-1+           P-1        10,000               9,923,733
     1.93%, 8/28/02 ..................................  A-1+           P-1        38,000              37,696,454
   General Electric Capital Corp.
     1.84%, 5/10/02 ..................................  A-1+           P-1        25,000              24,950,167
     2.08%, 5/20/02 ..................................  A-1+           P-1        25,000              24,929,222
     1.94%, 9/4/02 ...................................  A-1+           P-1        18,000              17,848,680
   International Lease Finance Corp.
     1.81%, 4/15/02 ..................................  A-1+           P-1        60,000              59,957,767
                                                                                                    ------------
                                                                                                     220,287,773
                                                                                                    ------------
FINANCIAL SERVICES--1.95%
   Morgan Stanley Dean Witter & Co.
     1.82%, 4/12/02 ..................................  A-1+           P-1        25,000              24,986,097
   Salomon Smith Barney Holdings, Inc.
     1.82%, 4/24/02 ..................................  A-1            P-1        75,000              74,912,792
                                                                                                    ------------
                                                                                                      99,898,889
                                                                                                    ------------
FOODS--1.95%
   Nestle Capital Corp.
     1.75%, 4/9/02 ...................................  A-1+           P-1        50,000              49,980,555
     1.83%, 6/3/02 ...................................  A-1+           P-1        50,000              49,839,875
                                                                                                    ------------
                                                                                                      99,820,430
                                                                                                    ------------
INSURANCE--1.95%
   Irish Life & Permanent PLC
     1.88%, 5/20/02 ..................................  A-1            P-1        40,000              39,897,645
   Prudential Funding LLC
     1.80%, 4/5/02 ...................................  A-1            P-1        35,000              34,993,000
     1.81%, 4/22/02 ..................................  A-1            P-1        25,000              24,973,604
                                                                                                    ------------
                                                                                                      99,864,249
                                                                                                    ------------


See Notes to Financial Statements.
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                                        8
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Deutsche Bank Alex. Brown Cash Reserve Fund
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SCHEDULE OF INVESTMENTS March 31, 2002

                                                                 RATING(1)
                                                        ------------------         PAR
 PRIME SERIES                                           S&P        MOODY'S         (000)             MARKET VALUE
-----------------------------------------------------------------------------------------------------------------
TELEPHONE--2.43%
   SBC Communications, Inc.
     2.08%, 4/9/02 ...................................  A-1+           P-1      $ 40,000           $  39,981,511
   Verizon Global Funding Corp.
     2.16%, 10/17/02 .................................  A-1            P-1        20,000              19,756,778
   Verizon Network Funding Corp.
     2.28%, 4/15/02 ..................................  A-1+           P-1        30,000              29,973,400
     2.21%, 4/25/02 ..................................  A-1+           P-1        15,000              14,977,900
     1.85%, 5/30/02 ..................................  A-1+           P-1        20,000              19,939,361
                                                                                                   -------------
                                                                                                     124,628,950
                                                                                                   -------------
TOTAL COMMERCIAL PAPER
   (Amortized Cost $1,876,743,091) ..............................................................  1,876,743,091
                                                                                                   -------------

FLOATING RATE NOTES--18.04%
   Abbey National PLC
     1.819%, 3/31/03 .................................  A-1+           P-1        25,000              24,984,997
   American Express Centurian Bank
     1.87%, 5/14/02 ..................................  A-1            P-1        50,000              50,000,000
   American Honda Finance Corp.
     1.92%, 6/25/02 ..................................  A-1            P-1        10,000              10,000,000
     1.901%, 8/27/02 .................................  A-1            P-1        15,000              15,000,000
   Asset Securitization Cooperative Corp.
     1.87%, 4/23/02 ..................................  A-1+           P-1        30,000              30,000,000
     1.879%, 5/28/02 .................................  A-1+           P-1        25,000              25,000,000
   Associates Corp. of North America
     2.03%, 5/17/02 ..................................  A-1+           P-1        25,000              25,005,496
   Bayerische Landesbank Girozentrale
     1.80%, 3/25/03 ..................................  A-1+           P-1        25,000              24,985,288
     1.80%, 3/26/03 ..................................  A-1+           P-1        25,000              24,985,247
   Canadian Imperial Bank of Commerce
     1.799%, 10/2/02 .................................  A-1+           P-1        50,000              49,986,137
   Citigroup Inc.
     1.87%, 7/12/02 ..................................  A-1+           P-1        60,000              60,000,000
   Credit Agricole Indosuez S.A.
     1.815%, 3/25/03 .................................  A-1+           P-1        25,000              24,990,192
   Credit Suisse First Boston
     1.855%, 5/7/02 ..................................  A-1+           P-1        20,000              20,000,000
   General Electric Capital Corp.
     1.92%, 11/21/02 .................................  A-1+           P-1        20,000              20,006,206
   J.P. Morgan Chase & Co.
     2.00%, 7/8/02 ...................................  A-1+           P-1        20,000              20,008,237
   Merck & Co., Inc.
     1.86%, 10/25/02 .................................  A-1+           P-1        10,000              10,000,000
   Merrill Lynch & Co., Inc.
     1.84%, 4/3/02 ...................................  A-1+           P-1       175,000             175,000,000
   Paccar Financial Corp.
     1.91%, 4/26/02 ..................................  A-1+           P-1        40,000              40,004,191
   Salomon Smith Barney Holdings, Inc.
     2.027%, 4/15/02 .................................  A-1            P-1         5,675               5,675,671


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                        9
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Deutsche Bank Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS March 31, 2002

                                                                 RATING(1)
                                                        ------------------         PAR
 PRIME SERIES                                           S&P        MOODY'S         (000)             MARKET VALUE
-----------------------------------------------------------------------------------------------------------------
   Toyota Motor Credit Corp.
     1.84%, 4/2/02 ...................................  A-1+           P-1      $ 55,000            $ 55,000,000
     1.85%, 5/15/02 ..................................  A-1+           P-1        50,000              50,000,000
     1.959%, 12/23/02 ................................  A-1+           P-1        50,000              50,000,000
   Unilever N.V.
     1.92%, 10/24/02 .................................  A-1            P-1        10,000              10,010,451
   US Bank N.A.
     2.025%, 6/14/02 .................................  A-1            P-1        20,000              20,006,194
   Verizon Global Funding
     1.93%, 11/4/02 ..................................  A-1            P-1        15,000              15,008,870
     1.88%, 2/19/03 ..................................  A-1            P-1        45,000              44,988,016
   Westdeutsche Landesbank Girozentrale
     1.82%, 3/24/03 ..................................  A-1+           P-1        25,000              24,987,699
                                                                                                    ------------
TOTAL FLOATING RATE-NOTES
   (Amortized Cost $925,632,892) .................................................................   925,632,892
                                                                                                    ------------

AGENCY DISCOUNT NOTES--0.57%
   Federal Farm Credit Bank
     5.25%, 5/1/02 ...................................   --             --        20,000              20,016,075
     2.81%, 4/4/03 ...................................   --             --         9,438               9,435,051
                                                                                                    ------------
TOTAL AGENCY DISCOUNT NOTES
   (Amortized Cost $29,451,126) ..................................................................    29,451,126
                                                                                                    ------------

CERTIFICATES OF DEPOSIT-YANKEE--8.48%
   Abbey National PLC
     1.95%, 8/5/02 ...................................  A-1+           P-1        25,000              25,000,000
     2.40%, 11/19/02 .................................  A-1+           P-1        25,000              25,000,000
     2.59%, 3/31/03 ..................................  A-1+           P-1        10,000              10,003,936
   Canadian Imperial Bank of Commerce
     1.69%, 7/16/02 ..................................  A-1+           P-1        35,000              35,000,000
     1.85%, 7/31/02 ..................................  A-1+           P-1        75,000              75,000,000
   Credit Argricole Indosuez S.A.
     1.95%, 8/30/02 ..................................  A-1+           P-1        30,000              30,000,000
   Dexia Bank Belgium
     4.26%, 5/22/02 ..................................  A-1+           P-1        20,000              20,000,136
   Natexis Banque Populaires
     1.86%, 5/7/02 ...................................  A-1            P-1        25,000              25,000,000
   Norddeutsche Landesbank Girozentrale
     2.17%, 11/18/02 .................................  A-1+           P-1        15,000              14,977,454
   Rabobank Nederland N.V.
     2.76%, 3/24/03 ..................................  A-1+           P-1        20,000              19,953,812
   Royal Bank of Scotland PLC
     4.28%, 4/23/02 ..................................  A-1            P-1        25,000              24,999,854
   UBS AG
     4.10%, 5/20/02 ..................................  A-1+           P-1        50,000              50,029,544
     1.94%, 8/5/02 ...................................  A-1            P-1        35,000              35,000,000
   Westdeutsche Landesbank Girozentrale
     2.28%, 1/23/03 ..................................  A-1+           P-1        25,000              25,000,000
     2.27%, 1/27/03 ..................................  A-1+           P-1        20,000              19,983,672
                                                                                                    ------------
TOTAL CERTIFICATES OF DEPOSIT-YANKEE
   (Amortized Cost $434,948,408) .................................................................   434,948,408
                                                                                                    ------------


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche Bank Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS March 31, 2002

                                                                 RATING(1)
                                                        ------------------         PAR
 PRIME SERIES                                           S&P        MOODY'S         (000)             MARKET VALUE
-----------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-EURODOLLAR--7.99%
   Bank of Scotland
     3.63%, 5/10/02 ..................................  A-1+           P-1      $ 40,000            $ 40,000,000
   BNP Paribas
     1.89%, 7/8/02 ...................................  A-1+           P-1        75,000              75,000,000
   Credit Agricole Indosuez S.A.
     4.03%, 6/13/02 ..................................  A-1+           P-1        25,000              25,000,465
     2.17%, 9/30/02 ..................................  A-1+           P-1        35,000              34,998,252
   Halifax PLC
     2.27%, 4/18/02 ..................................  A-1+           P-1        45,000              45,002,493
     1.82%, 4/22/02 ..................................  A-1+           P-1        25,000              25,000,000
   ING Bank N.V.
     3.615%, 8/13/02 .................................  A-1+           P-1        30,000              30,000,000
   Landesbank Hessen-Thuringen Girozentrale
     4.76%, 4/22/02 ..................................  A-1+           P-1        30,000              30,008,166
   Nordea Bank Finland PLC
     1.91%, 8/1/02 ...................................  A-1            P-1        20,000              20,000,496
   Nordea North America, Inc.
     1.76%, 7/22/02 ..................................  A-1            P-1        35,000              35,001,079
   Unicredito Italiano SPA
     1.88%, 5/7/02 ...................................  A-1            P-1        50,000              50,000,494
                                                                                                    ------------
TOTAL CERTIFICATES OF DEPOSIT-EURODOLLAR
   (Amortized Cost $410,011,445) .................................................................   410,011,445
                                                                                                    ------------

EURO TIME DEPOSITS-CAYMAN--4.78%
   Allied Irish Banks PLC
     2.188%, 5/28/02 .................................  A-1            P-1        25,000              25,000,000
   Landesbank Baden Wurttemberg
     2.31%, 4/17/02 ..................................  A-1+           P-1        50,000              50,000,000
     1.94%, 6/17/02 ..................................  A-1+           P-1        70,000              70,000,000
   Norddeutsche Landesbank Girozentrale
     1.83%, 5/2/02 ...................................  A-1+           P-1        50,000              50,000,000
     2.33%, 9/30/02 ..................................  A-1+           P-1        50,000              50,000,000
                                                                                                    ------------
TOTAL EURO TIME DEPOSITS-CAYMAN
   (Amortized Cost $245,000,000) .................................................................   245,000,000
                                                                                                    ------------

MEDIUM-TERM NOTES--0.19%
   International Lease Finance Corp.
     7.20%, 4/17/02 ..................................  A-1+           P-1        10,000              10,011,158
                                                                                                    ------------
TOTAL MEDIUM-TERM NOTES
   (Amortized Cost $10,011,157) ..................................................................    10,011,158
                                                                                                    ------------

FEDERAL HOME LOAN MORTGAGE COMPANY--0.52%
   Federal Home Loan Mortgage Company
     6.625%, 8/15/02 .................................   --             --        15,000              15,260,286
     2.45%, 1/16/03 ..................................   --             --        11,270              11,270,000
                                                                                                    ------------
TOTAL FEDERAL HOME LOANMORTGAGE COMPANY
   (Amortized Cost $26,530,286) ..................................................................    26,530,286
                                                                                                    ------------


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche Bank Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS March 31, 2002

                                                                 RATING(1)
                                                        ------------------         PAR
 PRIME SERIES                                           S&P        MOODY'S         (000)             MARKET VALUE
-----------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE BANK--2.63%
   Federal Home Loan Bank
     7.25%, 5/15/02 ..................................   --             --      $ 20,000            $ 20,078,462
     3.75%, 7/23/02 ..................................   --             --        10,000               9,996,210
     6.75%, 8/15/02 ..................................   --             --        15,000              15,268,919
     6.25%, 11/15/02 .................................   --             --        12,000              12,281,286
     5.125%, 1/13/03 .................................   --             --        20,760              21,268,568
     2.35%, 2/21/03 ..................................   --             --        20,000              19,988,836
     2.50%, 2/21/03 ..................................   --             --        25,000              24,997,767
     2.40%, 3/20/03 ..................................   --             --        10,820              10,815,590
                                                                                                    ------------
TOTAL FEDERAL HOME LOAN MORTGAGE BANK
   (Amortized Cost $134,695,638) .................................................................   134,695,638
                                                                                                    ------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION--1.26%
   Federal National Mortgage Association
     1.75%, 5/8/02 ...................................   --             --        50,000              49,910,069
     2.25%, 2/7/03 ...................................   --             --        15,000              15,000,000
                                                                                                    ------------
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION
   (Amortized Cost $64,910,069) ..................................................................    64,910,069
                                                                                                    ------------

MONEY MARKET FUNDS--5.88%
   Dreyfus Cash Management
     1.83%, 4/1/02 ...................................   --             --        15,000              15,000,000
   Federated Prime Cash Obligation Fund
     1.83%, 4/1/02 ...................................   --             --        75,000              75,000,000
   AIM Liquid Assets Portfolio
     1.87%, 4/1/02 ...................................   --             --       211,718             211,718,000
                                                                                                    ------------
TOTAL MONEY MARKET FUNDS
   (Amortized Cost $301,718,000) .................................................................   301,718,000
                                                                                                    ------------

US TREASURY OBLIGATIONS--0.73%
   US Treasury Bill
     1.715%, 5/9/02 ..................................   --             --        25,000              24,954,743
   US Treasury Note
     5.75%, 10/31/02 .................................   --             --        12,000              12,264,391
                                                                                                    ------------
TOTAL US TREASURY OBLIGATIONS
   (Amortized Cost $37,219,134) ..................................................................    37,219,134
                                                                                                    ------------

FUNDING AGREEMENTS--0.88%
   General Electric Capital Assurance Co.
     1.991%, 9/3/02 ..................................  A-1+           P-1        45,000              45,000,000
                                                                                                    ------------
TOTAL FUNDING AGREEMENT
   (Amortized Cost $45,000,000) ..................................................................    45,000,000
                                                                                                    ------------



See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche Bank Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS March 31, 2002


                                                                                      PAR
 PRIME SERIES                                                                        (000)          MARKET VALUE
----------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--11.46%
   Tri Party Repurchase Agreement with J.P. Morgan Securities, Inc., dated
     3/28/02, 1.92%, principal and interest in the amount of $200,031,562, due 4/1/02, (collateralized by Fannie Maes with a par value of $217,137,121, coupon rates from 6.00% to 7.50%, due from 8/1/16 thru 3/1/32,
     with a market value of $206,004,133) ......................................   $200,000         $200,000,000
   Tri Party Repurchase Agreement with UBS Warburg, dated 3/28/02, 1.90%, principal and interest in the amount of $387,804,693, due 4/1/02,
     (collateralized by Fannie Maes and Resolution Funding Corp. Interest
     holdings with a par value of $549,713,000, coupon rates from 0.00% to
     9.375%, due from 4/15/02 thru 10/15/29, with a market value of $395,500,552)   387,744          387,744,141
                                                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
   (Amortized Cost $587,744,141) ...............................................                     587,744,141
                                                                                                  --------------
TOTAL INVESTMENTS
   (Amortized Cost $5,129,615,387)3 ............................................     100.00%      $5,129,615,387
LIABILITIES IN EXCESS OF OTHER ASSETS ..........................................       0.00             (182,012)
                                                                                     ------       --------------
NET ASSETS .....................................................................     100.00%      $5,129,433,375
                                                                                     ======       ==============

--------------------------------------------------------------------------------
1  Unaudited.

2 Most commercial paper is traded on a discount basis. In such cases, the interest rate shown represents the yield at time of purchase by the Fund.

3  Also aggregate cost for federal tax purposes.

MOODY'S RATINGS:
P-1 Commercial paper bearing this designation is of the best quality.

S&P RATINGS:
A-1 Commercial paper that has a strong degree of safety regarding timely payment. Those issues determined to possess very strong safety characteristics are denoted with a plus (+) sign.

A detailed description of the above ratings can be found in the Fund's Statement of Additional Information.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche Bank Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS March 31, 2002


                                                              MATURITY              PAR
 TREASURY SERIES                                                  DATE             (000)             MARKET VALUE
-----------------------------------------------------------------------------------------------------------------
US TREASURY BILLS(1)--98.43%
     1.695% .................................................   4/4/02            $54,275            $ 54,267,334
     1.73% ..................................................   4/4/02              7,039               7,037,985
     1.735% .................................................   4/4/02              9,337               9,335,650
     1.74% ..................................................   4/4/02             50,449              50,441,685
     1.755% .................................................   4/4/02              8,162               8,160,806
     1.655% .................................................  4/11/02             18,000              17,991,725
     1.775% .................................................  4/11/02             32,470              32,453,991
     1.65% ..................................................  4/18/02             47,970              47,932,623
     1.74% ..................................................  4/18/02              8,854               8,846,725
     1.74% ..................................................  4/18/02             15,659              15,646,134
     1.655% .................................................  4/25/02             50,000              49,944,833
     1.675% .................................................  4/25/02             40,000              39,955,333
     1.685% .................................................  4/25/02              2,389               2,386,316
     1.71% ..................................................   5/2/02             46,990              46,920,807
     1.725% .................................................   5/2/02              2,942               2,937,630
     1.82% ..................................................   5/2/02             46,960              46,886,403
     1.715% .................................................   5/9/02             10,000               9,981,897
     1.715% .................................................   5/9/02             50,000              49,899,722
     1.72% ..................................................   5/9/02             50,000              49,909,222
     1.725% .................................................   5/9/02             10,111              10,092,590
     1.705% .................................................  5/16/02             48,650              48,546,315
     1.775% .................................................  5/16/02              4,370               4,360,304
     1.68% ..................................................  5/30/02             28,000              27,922,907
     1.725% .................................................  5/30/02             50,000              49,858,646
     1.80% ..................................................  6/13/02             47,000              46,828,450
     1.81% ..................................................  6/20/02             25,000              24,899,445
     1.83% ..................................................  6/20/02             45,000              44,817,000
     1.73% ..................................................   7/5/02             20,000              19,908,694
     1.77% ..................................................  7/11/02             47,145              46,910,886
     1.815% .................................................  7/18/02             46,000              45,749,530
     1.85% ..................................................  8/29/02             10,000               9,923,750
                                                                                                     ------------
TOTAL US TREASURY BILLS
   (Amortized Cost $930,755,338) .................................................................    930,755,338
                                                                                                     ------------

US TREASURY NOTES--1.62%
     5.75% .................................................. 10/31/02             15,000              15,312,012
                                                                                                     ------------
TOTAL US TREASURY NOTES
   (Amortized Cost $15,312,012) ..................................................................     15,312,012
                                                                                                     ------------
TOTAL INVESTMENTS
   (Amortized Cost $946,067,350)(2) .............................................  100.05%           $946,067,350
LIABILITIES IN EXCESS OF OTHER ASSETS ...........................................   (0.05)              (497,088)
                                                                                   ------            ------------
NET ASSETS ......................................................................  100.00%           $945,570,262
                                                                                   ======            ============

--------------------------------------------------------------------------------
1 US Treasury Bills are traded on a discount basis. The interest rate shown represents the yield at the date of purchase.

2 Also aggregate cost for federal tax purposes.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche Bank Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS March 31, 2002

                                                                 RATING(1)
                                                        ------------------          PAR
 TAX-FREE SERIES                                        S&P        MOODY'S         (000)           MARKET VALUE
-----------------------------------------------------------------------------------------------------------------
ALABAMA--1.99%
   Alabama, Housing Finance Authority,
     Multi-family Housing, Refunding RB,
     Heatherbrooke Project C, (Guaranteed by
     FNMA), Variable Rate Weekly Demand Note(2)
     1.45%, 6/15/26 ..................................  A-1+         VMG-1       $ 9,900            $  9,900,000
   Alabama, Housing Finance Authority,
     Multi-family Housing, Refunding RB,
     Rime Village Hoover Project, (Guaranteed by
     FNMA), Variable Rate Weekly Demand Note(2)
     1.45%, 6/15/26 ..................................  A-1+         VMG-1         7,500               7,500,000
   Jefferson County, Alabama, Sewer Revenue,
     Series A, RB, (FGIC Insured), Variable
     Rate Weekly Demand Note(2)
     1.50%, 2/1/42 ...................................  A-1+         VMG-1         6,000               6,000,000
                                                                                                    ------------
                                                                                                      23,400,000
                                                                                                    ------------
ARIZONA--2.65%
   Arizona State, Excise Tax Revenue, Maricopa County,
     Regal Area--B, RB, (AMBAC Insured)
     6.00%, 7/1/02 ...................................  AAA            Aaa         2,000               2,016,119
   Mesa, Arizona, Industrial Development
     Authority Revenue, Discovery Health System,
     Series B, (MBIA Insured),
     Variable Rate Weekly Demand Note(2)
     1.51%, 1/1/29 ...................................  A-1+         VMG-1        22,115              22,115,000
   Phoenix, Arizona
     1.65%, 5/17/02 ..................................  A-1+           P-1         7,000               7,000,000
                                                                                                    ------------
                                                                                                      31,131,119
                                                                                                    ------------
COLORADO--2.00%
   Colorado, Housing & Finance Authority,
     Multi-family Housing, Refunding RB,
     Hunters Project E, (Guaranteed by FNMA),
     Variable Rate Weekly Demand Note(2)
     1.45%, 10/15/16 .................................  A-1+           N-R         1,900               1,900,000
   Colorado, Housing & Finance Authority,
     Multi-family Housing, Refunding RB,
     Loretto Project F, (Guaranteed by FNMA),
     Variable Rate Weekly Demand Note(2)
     1.45%, 10/15/16 .................................  A-1+         VMG-1         8,800               8,800,000
   Colorado, Housing & Finance Authority,
     Multi-family Housing, Refunding RB,
     St. Moritz Project H, (Guaranteed by FNMA),
     Variable Rate Weekly Demand Note(2)
     1.45%, 10/15/16 .................................  A-1+         VMG-1         4,800               4,800,000
   Colorado, Regional Transportation District
     1.20%, 5/7/02 ...................................  A-1+           P-1         8,000               8,000,000
                                                                                                    ------------
                                                                                                      23,500,000
                                                                                                    ------------
DISTRICT OF COLUMBIA--0.85%
   District of Columbia, GO, Series D, (FGIC Insured),
     Variable Rate Weekly Demand Note(2)
     1.45%, 6/1/29 ...................................  A-1+         VMG-1        10,000              10,000,000
                                                                                                    ------------


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche Bank Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS March 31, 2002

                                                                 RATING(1)
                                                        ------------------          PAR
 TAX-FREE SERIES                                        S&P        MOODY'S         (000)           MARKET VALUE
-----------------------------------------------------------------------------------------------------------------
FLORIDA--3.96%
   Florida State, Department Environmental
     Protection, Preservation Revenue, Florida
     Forever, RB, Series A, (MBIA Insured),
     5.00%, 7/1/02 ...................................  AAA            Aaa       $ 1,670            $  1,679,592
   Florida State, Municipal Power Agency
     Revenue, Stanton II Project, (AMBAC
     Insured), Variable Rate Weekly Demand Note(2)
     1.44%, 10/1/27 ..................................  A-1          VMG-1         8,350               8,350,000
   Jacksonville, Florida, Capital Project,
     Series 2, (AMBAC Insured),
     Variable Rate Weekly Demand Note(2)
     1.55%, 10/1/22 ..................................  A-1+         VMG-1        15,000              15,000,000
   Pinellas County, Florida, Health Facilities
     Authority, Refunding RB, Pooled Hospital Loan
     Program, (AMBAC Insured), (SPA: Suntrust Bank),
     Variable Rate Daily Demand Note(2)
     1.45%, 12/1/15 ..................................  A-1+         VMG-1         4,100               4,100,000
   Sunshine State, Governmental Financing, RB,
     Community Florida Financing Revenue,
     (AMBAC Insured), (SPA: Dexia Credit
     Local), Variable Rate Weekly Demand Note(2)
     1.50%, 7/1/16 ...................................  A-1+         VMG-1        16,000              16,000,000
   Tampa, Florida, Health Care Facilities
     Authority, RB, Lifelink Foundation Inc.
     Project J, (LOC: SunTrust Bank),
     Variable Rate Weekly Demand Note(2)
     1.50%, 8/1/22 ...................................  A-1+         VMG-1         1,400               1,400,000
                                                                                                    ------------
                                                                                                      46,529,592
                                                                                                    ------------
GEORGIA--15.34%
   Atlanta, GA, Water & Wastewater Revenue, Series B,
     Refunding RB, (FSA Insured), Variable Rate Weekly
     Demand Note(2)
     1.55%, 11/1/38 ..................................  A-1+         VMG-1        21,500              21,500,000
   Atlanta, GA, Water & Wastewater Revenue, Series C, RB,
     (FSA Insured), Variable Rate Weekly Demand Note(2)
     1.35%, 11/1/41 ..................................  A-1+         VMG-1         2,200               2,200,000
   Burke County, GA
     1.25%, 4/5/02 ...................................  A-1+         VMG-1        13,725              13,725,000
     1.20%, 4/8/02 ...................................  A-1+         VMG-1         2,000               2,000,000
     1.20%, 4/17/02 ..................................  A-1+         VMG-1         2,000               2,000,000
     1.25%, 5/7/02 ...................................  A-1+           P-1         6,400               6,400,000
   Burke County, Georgia, Development Authority,
     Pollution Control Revenue, RB, Oglethorpe
     Power Corp., Series A, (AMBAC Insured),
     (SPA: Morgan Guaranty Trust),
     Variable Rate Daily Demand Note(2)
     1.50%, 1/1/20 ...................................  A-1+            Aa         5,000               5,000,000
   Cobb County, Georgia, Housing Authority, RB,
     Post Mill Project, (Guaranteed by FNMA),
     Variable Rate Weekly Demand Note(2)
     1.45%, 6/1/25 ...................................  A-1+         VMG-1         9,380               9,380,000


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche Bank Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS March 31, 2002

                                                                 RATING(1)
                                                        ------------------          PAR
 TAX-FREE SERIES                                        S&P        MOODY'S         (000)           MARKET VALUE
-----------------------------------------------------------------------------------------------------------------
   Columbus County, Georgia, Housing Authority
     Revenue, RB, Columbus State University
     Foundation, Inc., (LOC: SunTrust Bank),
     Variable Rate Weekly Demand Note(2)
     1.50%, 11/1/17 ..................................  A-1+         VMG-1       $ 3,100            $  3,100,000
   De Kalb County, Georgia, Housing Authority,
     Multi-family Housing, RB, Post Ashford
     Project, (Guaranteed by FNMA),
     Variable Rate Weekly Demand Note(2)
     1.45%, 6/1/25 ...................................  A-1+         VMG-1         8,895               8,895,000
   De Kalb County, Georgia, Housing Authority,
     Multi-family Housing, Refunding RB,
     Camden Brook Project, (Guaranteed by FNMA),
     Variable Rate Weekly Demand Note(2)
     1.50%, 6/15/25 ..................................  A-1+         VMG-1         5,700               5,700,000
   De Kalb County, Georgia, Housing Authority,
     Multi-family Housing, Refunding RB, Clairmont
     Crest Project, (Guaranteed by FNMA),
     Variable Rate Weekly Demand Note(2)
     1.50%, 6/15/25 ..................................  A-1+         VMG-1         4,500               4,500,000
   FultonCounty, Georgia, Hospital Authority, RB,
     Piedmont Hospital Project, (LOC: SunTrust Bank),
     Variable Rate Weekly Demand Note(2)
     1.45%, 4/1/24 ...................................  A-1+         VMG-1         2,900               2,900,000
   Georgia State
     1.25%, 4/11/02 ..................................  A-1+         VMG-1         7,000               7,000,000
   Georgia State, GO, Series A
     6.25%, 4/1/02 ...................................  AAA            Aaa         7,000               7,000,000
   Georgia State, Series D, GO
     6.50%, 8/1/02 ...................................  AAA            Aaa         3,000               3,051,282
   Macon-Bibb County, Georgia, Hospital Authority
     Revenue, RB, Medical Center of Central
     Georgia, (LOC: SunTrust Bank),
     Variable Rate Weekly Demand Note(2)
     1.50%, 8/1/18 ...................................  A-1+           Aaa         2,700               2,700,000
   Macon-Bibb County, Georgia, RB, Hospital Authority
     Revenue, RB, Medical Center of Central
     Georgia, (LOC: SunTrust Bank),
     Variable Rate Weekly Demand Note(2)
     1.50%, 12/1/18 ..................................  A-1+         VMG-1         5,000               5,000,000
   Metropolitan Atlanta Rapid Transportation
     Authority, Georgia, RB, Sales Tax Revenue,
     (LOC: Bayerische Landesbank 50%, Westdeutsche
     Landesbank 50%), Variable Rate Weekly
     Demand Note(2)
     1.40%, 7/1/25 ...................................  A-1+         VMG-1         3,000               3,000,000
   Monroe County, Georgia, Pollution Control
     Revenue Authority, RB, Oglethorpe Power,
     (AMBAC Insured), Series B,
     Variable Rate Daily Demand Note(2)
     1.50%, 1/1/20 ...................................  A-1+            NA         1,700               1,700,000
   Municipal Electric Authority, Georgia
     1.25%, 4/3/02 ...................................  A-1+           P-1         3,762               3,762,000
     1.20%, 4/4/02 ...................................  A-1+           P-1        13,600              13,600,000
   Municipal Electric Authority, Georgia, RB,
     Sub Series B, (LOC: Landesbank-Hessen-Thuringen),
     Variable Rate Weekly Demand Note(2)
     1.50%, 6/1/20 ...................................  A-1+         VMG-1        13,400              13,400,000



See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche Bank Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS March 31, 2002

                                                                 RATING(1)
                                                        ------------------          PAR
 TAX-FREE SERIES                                        S&P        MOODY'S         (000)           MARKET VALUE
-----------------------------------------------------------------------------------------------------------------
   Municipal Electric Authority, Georgia, RB,
     Project One B, (LOC: ABN AMRO Bank N.V.),
     (SPA: Shindei Bank Ltd.), Variable
     Rate Weekly Demand Note(2)
     1.50%, 1/1/16                                      A-1+         VMG-1       $ 8,000            $  8,000,000
   Municipal Electric Authority, Georgia,
     Refunding RB, Project One,
     Series B, (AMBAC Insured)
     5.25%, 1/1/03 ...................................  AAA            Aaa         2,000               2,048,246
   Roswell Housing Authority, Multi-family Housing, RB,
     Post Canyon Project, (Guaranteed by FNMA),
     Variable Rate Weekly Demand Note(2)
     1.45%, 6/1/25 ...................................  A-1+         VMG-1         8,500               8,500,000
   Smyrna, Georgia, Housing Authority, Multi-family
     Housing, RB, F&M Villages Project, (Guaranteed by
     FNMA), Variable Rate Weekly Demand Note(2)
     1.45%, 6/6/25 ...................................  A-1+         VMG-1        14,200              14,200,000
                                                                                                    ------------
                                                                                                     180,261,528
                                                                                                    ------------
IDAHO--1.02%
   Idaho State, TAN, GO
     3.75%, 6/28/02 ..................................  A-1+         VMG-1        12,000              12,032,411
                                                                                                    ------------
ILLINOIS--12.78%
   Chicago, Illinois, GO (LOC: Landesbank Hessen)
     1.90%, 1/3/03 ................................... SP-1+         MIG-1         5,000               5,000,000
   Du Page Water Community, Illinois, RB, Water Revenue,
     5.00%, 5/1/02 ...................................   AA           Aa-1         2,000               2,002,820
   Illinois Development Financial Authority, RB,
     Jewish Federation Projects, (AMBAC Insured),
     Variable Rate Weekly Demand Note
     1.50%, 9/1/23 ...................................  A-1+         VMG-1         8,640               8,640,000
   Illinois Health Facilities Authority
     1.30%, 5/2/02 ...................................  A-1+           P-1        10,000              10,000,000
     1.40%, 8/28/02 ..................................  A-1+         VMG-1        10,000              10,000,000
   Illinois Health Facilities Revenue,
     Northwestern Memorial Hospital, Refunding
     RB, (SPA: Westdeutsche Landesbank),
     Variable Rate Weekly Demand Note(2)
     1.50%, 8/15/09 ..................................  A-1+         VMG-1         1,000               1,000,000
   Illinois State Sales Tax Revenue, RB, Series K
     4.00%, 6/15/02 ..................................  AAA           Aa-2         1,945               1,951,815
   Illinois, Development Finance Authority, RB,
     Chicago Symphony Orchestra, (LOC: Northern
     Trust Co.), Variable Rate Weekly Demand Note(2)
     1.40%, 12/1/28 ..................................  A-1+         VMG-1        11,300              11,300,000
   Illinois, Development Finance Authority, RB,
     Chicago Symphony Project Orchestra,
    (LOC: Bank One N.A.), Variable Rate
     Weekly Demand Note(2)
     1.40%, 12/1/33 ..................................  A-1             NA         7,000               7,000,000
   Illinois, Development Finance Authority,
     RB, Evanston Northwestern, Series A,
     (SPA: Bank One N.A.), Variable Rate
     Weekly Demand Note(2)
     1.50%, 5/15/31 ..................................  A-1          VMG-1        17,000              17,000,000


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche Bank Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS March 31, 2002

                                                                 RATING(1)
                                                        ------------------          PAR
 TAX-FREE SERIES                                        S&P        MOODY'S         (000)           MARKET VALUE
-----------------------------------------------------------------------------------------------------------------
   Illinois, Development Finance Authority, RB,
     Fenwick High School Project, (LOC: Northern
     Trust Co.), Variable Rate Weekly Demand Note(2)
     1.50%, 3/1/32 ...................................  A-1+            NA       $12,200            $ 12,200,000
   Illinois, Health Facilities Authority, RB,
     Gottlieb Health Resources, Inc.,
     (LOC: Harris Trust and Savings Bank),
     Variable Rate Weekly Demand Note(2)
     1.50%, 11/15/24 .................................  A-1+         VMG-1         6,100               6,100,000
     1.50%, 11/15/25 .................................  A-1+         VMG-1        21,840              21,840,000
   Illinois, Health Facilities Authority, RB,
     The Carle Foundation, Series B,
     (AMBAC Insured), Variable Rate Weekly
     Demand Note(2)
     1.45%, 7/1/28 ...................................  A-1+           P-1         5,700               5,700,000
   Illinois, Housing Development Authority, RB,
     Multi-Family Revenue, Lakeshore Plaza,
     Series A, (MBIA Insured),
     Variable Rate Weekly Demand Note(2)
     1.45%, 7/1/27 ...................................  A-1+         VMG-1         9,000               9,000,000
   Regional Transportation Authority, Illinois,
     RB, (MBIA Insured)
     5.75%, 7/1/02 ...................................  AAA            Aaa         3,630               3,666,901
   Schaumburg, Illinois, GO, Series A, (SPA: Northern
     Trust Co.), Variable Rate Weekly Demand Note(2)
     1.45%, 12/1/13 ..................................  A-1+         VMG-1         4,600               4,600,000
   Schaumburg, Illinois, Multi-family Housing,
     Refunding RB, Variable Rate Weekly
     Demand Note(2)
     1.55%, 12/15/29 .................................  A-1+         VMG-1        13,185              13,185,000
                                                                                                    ------------
                                                                                                     150,186,536
                                                                                                    ------------
INDIANA--0.27%
   Indiana Municipal Power Agency, Power Supplies
     System Revenue, Refunding RB, Series A,
    (LOC: Toronto Dominion Bank),
     Variable Rate Weekly Demand Note(2)
     1.40%, 1/1/18 ...................................  A-1+         VMG-1         1,200               1,200,000
   Purdue University, Indiana, RB, Student Fee
     Bonds, Series G
     5.75%, 7/1/02 ...................................   AA           Aa-2         2,000               2,014,899
                                                                                                    ------------
                                                                                                       3,214,899
                                                                                                    ------------
IOWA--1.45%
   Iowa State, TRAN, GO
     3.00%, 6/27/02 .................................. SP-1+         MIG-1        10,000              10,027,208
   Iowa Finance Authority, Hospital Facilities
     Revenue, RB, Iowa Health System, Series B,
     (AMBAC Insured), (SPA: Harris Trust & Savings
     Bank), Variable Rate Weekly Demand Note(2)
     1.50%, 7/1/15 ...................................  A-1+         VMG-1         2,400               2,400,000
   Iowa Finance Authority, Hospital Facilities
     Revenue, RB, Iowa Health System, Series B,
     (AMBAC Insured), Variable Rate
     Weekly Demand Note(2)
     1.50%, 7/1/20 ...................................  A-1+         VMG-1         4,625               4,625,000
                                                                                                    ------------
                                                                                                      17,052,208
                                                                                                    ------------


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche Bank Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS March 31, 2002

                                                                 RATING(1)
                                                        ------------------          PAR
 TAX-FREE SERIES                                        S&P        MOODY'S         (000)           MARKET VALUE
-----------------------------------------------------------------------------------------------------------------
KANSAS--0.80%
   Kansas State, Department of Transportation,
     Highway Revenue, RB, Series B-2
     1.46%, 9/1/20 ...................................  A-1+         VMG-1       $ 1,900            $  1,900,000
   Kansas, State Department Transportation
     Highway Revenue, Series C-2
     1.50%, 9/1/20 ...................................  A-1+         VMG-1         7,500               7,500,000
                                                                                                    ------------
                                                                                                       9,400,000
                                                                                                    ------------
KENTUCKY--0.78%
   Breckenridge County, Kentucky, Lease Program
     Revenue, Kentucky Association Counties Leasing,
     RB, (LOC: US Bank NA), Variable Rate Weekly
     Demand Note(2)
     1.50%, 2/1/32 ...................................  N-R            P-1         7,200               7,200,000
   Kentucky State, Property & Community Revenues, RB, Project #64
     5.00%, 5/1/02 ...................................  AA-           Aa-3         2,000               2,003,710
                                                                                                    ------------
                                                                                                       9,203,710
                                                                                                    ------------
MAINE--0.30%
   Maine State, GO
     4.00%, 6/15/02 ..................................   AA           Aa-2         1,615               1,619,292
     4.00%, 6/15/02 ..................................   AA           Aa-2         1,925               1,930,115
                                                                                                    ------------
                                                                                                       3,549,407
                                                                                                    ------------
MARYLAND--1.92%
   Anne Arundel County, Maryland, GO
     4.75%, 5/15/02 ..................................  AA+           Aa-2         3,420               3,426,760
   Community Development Administration Multi-family
     Development, Refunding RB, Avalon Ridge
     Apartments Project, (Guaranteed by FNMA),
     Variable Rate Weekly Demand Note(2)
     1.55%, 6/15/26 ..................................  A-1+         VMG-1        16,315              16,315,000
   Frederick County, Maryland, BAN, Variable Rate
     Weekly Demand Note, (SPA: Westdeutsche
     Landesbank)(2)
     1.50%, 10/1/07 ..................................  A-1+         VMG-1           600                 600,000
   Howard County, Maryland, Multi-family Revenue,
     Refunding RB, Avalon Meadows Project,
     (Guaranteed FNMA), Variable Rate Weekly
     Demand Note(2)
     1.55%, 6/15/26 ..................................  A-1+           N-R         1,000               1,000,000
   Montgomery County, Maryland, GO
     6.30%, 4/1/02 ...................................  AAA            Aaa         1,250               1,250,000
                                                                                                    ------------
                                                                                                      22,591,760
                                                                                                    ------------


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche Bank Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS March 31, 2002

                                                                 RATING(1)
                                                        ------------------          PAR
 TAX-FREE SERIES                                        S&P        MOODY'S         (000)           MARKET VALUE
-----------------------------------------------------------------------------------------------------------------
MICHIGAN--2.04%
   Detroit, Michigan Sewer Disposal Revenue, RB,
     Series A, (Guaranteed by FGIC)
     5.00%, 7/1/02 ...................................  AAA            Aaa       $ 7,400            $  7,441,574
   Detroit, Michigan, Sewer Disposal Revenue,
     Refunding RB, Series A, (MBIA Insured),
     Variable Rate Weekly Demand Note(2)
     1.60%, 7/1/23 ...................................  A-1+         VMG-1         4,700               4,700,000
   Detroit, Michigan, Water Supply Systems, RB,
     (Guaranteed by FGIC), Variable Rate Weekly
     Demand Note(2)
     1.50%, 7/1/13 ...................................  A-1+         VMG-1         2,000               2,000,000
   Detroit, Michigan, Water Supply Systems,
     Refunding RB, Second Lien, Series C,
     (Guaranteed by FGIC), (SPA: FGIC),
     Variable Rate Weekly Demand Note(2)
     1.50%, 7/1/29 ...................................  A-1+         VMG-1         3,100               3,100,000
   Michigan State University, General Revenue,
     RB, Series A, (SPA: Dexia Credit Local),
     Variable Rate Weekly Demand Note(2)
     1.40%, 8/15/30 ..................................  A-1+           P-1         3,670               3,670,000
   Oakland, University of Michigan, General
     Revenue, RB, (Guaranteed by FGIC), (LOC: FGIC)
     1.50%, 3/1/31 ...................................  A-1+         VMG-1         3,000               3,000,000
                                                                                                    ------------
                                                                                                      23,911,574
                                                                                                    ------------
MISSISSIPPI--0.09%
   Mississippi State, Gaming Counties, GO,
     Highway Improvements, Series A
     5.00%, 7/1/02 ...................................   AA           Aa-3         1,000               1,005,643
                                                                                                    ------------
MISSOURI--2.94%
   Bi-State Development Agency, Missouri, St.
     Clair County, (MBIA Insured),
     (SPA: Nationsbank), Variable Rate
     Weekly Demand Note(2)
     1.65%, 7/1/28 ...................................  A-1+            NA        10,500              10,500,000
   Missouri State, Health & Educational Facilities
     Authority, RB, Barnes Hospital Project,
     (LOC: Morgan Guaranty Trust),
     Variable Rate Weekly Demand Note(2)
     1.45%, 12/1/15 ..................................  A-1+         VMG-1        12,600              12,600,000
   Missouri State, Board Public Buildings, RB,
     Series A
     5.50%, 5/1/02 ...................................   AA           Aa-1         3,770               3,777,428
   Missouri State, Health & Educational Facilities
     Authority, Refunding RB, Washington University
     Project, (SPA: Morgan Guaranty Trust), Variable
     Rate Weekly Demand Note,2 (a)
     1.45%, 9/1/09 ...................................  A-1+         VMG-1         7,600               7,600,000
                                                                                                    ------------
                                                                                                      34,477,428
                                                                                                    ------------


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche Bank Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS March 31, 2002

                                                                 RATING(1)
                                                        ------------------          PAR
 TAX-FREE SERIES                                        S&P        MOODY'S         (000)           MARKET VALUE
-----------------------------------------------------------------------------------------------------------------
NEVADA--4.98%
   Clark County, Nevada, Airport Revenue, RB,
     Sub Lien, Series C, (Guaranteed by FGIC),
     (SPA: Landesbank Baden),
     Variable Rate Weekly Demand Note(2)
     1.35%, 7/1/29 ...................................  A-1+         VMG-1       $25,460            $ 25,460,000
   Clark County, Nevada, Series B
     1.25%, 5/14/02 ..................................  A-1+           P-1         2,300               2,300,000
   Las Vegas Valley, Nevada
     1.25%, 4/5/02 ...................................  A-1+           P-1        10,000              10,000,000
     1.25%, 4/8/02 ...................................  A-1+           P-1        11,400              11,400,000
     1.20%, 4/23/02 ..................................  A-1+           P-1         6,300               6,300,000
     1.30%, 6/10/02 ..................................  A-1+           P-1         2,000               2,000,000
   Nevada State, GO, Project number 52, Series A
     7.00%, 5/15/02 ..................................   AA           Aa-2         1,000               1,005,029
                                                                                                    ------------
                                                                                                      58,465,029
                                                                                                    ------------
NEW HAMPSHIRE--1.28%
   New Hampshire, Health and Educational
     Facilities Authority Revenue, Colby Sawyer
     College, RB, (LOC: Allied Irish
     Bank Plc), Variable Rate Weekly Demand Note(2)
     1.40%, 8/1/31 ...................................  A-1+           N-R        15,000              15,000,000
                                                                                                    ------------
NEW JERSEY--1.03%
   New Jersey State, RB, Series A
     4.50%, 6/15/02 ..................................   AA           Aa-2        12,080              12,129,534
                                                                                                    ------------
NEW MEXICO--0.56%
   Mew Mexico State Highway Commission Revenue, RB,
     (FSA: Morgan Guaranty Trust)
     3.25%, 6/15/02 ..................................  AAA            Aaa         2,000               2,006,398
   New Mexico State, Highway Community Tax, RB,
     Sub Lien, Series A
     4.50%, 6/15/02 ..................................  AA+           Aa-2         4,610               4,625,715
                                                                                                    ------------
                                                                                                       6,632,113
                                                                                                    ------------
NEW YORK--6.45%
   New York City, New York, RAN, GO, Series A
     3.00%, 4/12/02 .................................. SP-1+         MIG-1        23,000              23,011,981
   New York State Energy Research and Development
     Authority, Pollution Control Revenue, RB,
     Series A, (LOC: Toronto Dominion Bank),
     Variable Rate Weekly Demand Note(2)
     1.35%, 7/1/15 ...................................  A-1+         VMG-1         4,400               4,400,000
   New York Transitional Finance Authority Revenue,
     BAN, Series 3
     2.75%, 11/13/02 ................................. SP-1+         MIG-1        20,000              20,111,163
   New York Transitional Finance Authority Revenue,
     Series 4
     2.50%, 2/26/03 .................................. SP-1+         VMG-1        28,000              28,232,464
                                                                                                    ------------
                                                                                                      75,755,608
                                                                                                    ------------


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche Bank Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS March 31, 2002

                                                                 RATING(1)
                                                        ------------------          PAR
 TAX-FREE SERIES                                        S&P        MOODY'S         (000)           MARKET VALUE
-----------------------------------------------------------------------------------------------------------------
NORTH CAROLINA--6.23%
   Charlotte-Mecklenberg Hospital Authority,
     North Carolina, Health Care System Revenue,
     RB, Series D, Variable Rate Weekly
     Demand Note(2)
     1.40%, 1/15/26 ..................................  A-1+         VMG-1       $20,100            $ 20,100,000
   Mecklenburg County, North Carolina, GO, Series B,
     Variable Rate Weekly Demand Note(2)
     1.55%, 4/1/18 ...................................  A-1+         VMG-1         2,000               2,000,000
   Mecklenburg County, North Carolina, GO, Series B,
     Variable Rate Weekly Demand Note(2)
     1.55%, 4/1/19 ...................................  A-1+         VMG-1         7,000               7,000,000
   Mecklenburg County, North Carolina, GO, Series C
     4.00%, 4/1/02 ...................................  AAA            Aaa         4,635               4,635,000
   Mecklenburg County, North Carolina, Public
     Improvement, GO, Series C, Variable Rate
     Weekly Demand Note(2)
     1.40%, 2/1/12 ...................................  A-1+         VMG-1         3,500               3,500,000
   North Carolina Medical Care Commission Hospital
     Revenue, RB, Moses H. Cone Memorial Hospital
     Project, (SPA: Wachovia Bank N.A.), Variable
     Rate Weekly Demand Note(2)
     1.60%, 9/1/05 ...................................  A-1+         VMG-1         9,200               9,200,000
   North Carolina Medical Care Commission Hospital
     Revenue, RB, North Carolina Baptist Hospital
     Project, Series B, (SPA: Wachovia Bank of N.C.),
     Variable Rate Weekly Demand Note(2)
     1.44%, 6/1/22 ...................................  A-1+         VMG-1        14,000              14,000,000
   North Carolina Medical Care Community Hospital
     Revenue, RB, Moses H. Cone Memorial Hospital
     Project, (SPA: Wachovia Bank & Trust), Variable
     Rate Weekly Demand Note(2)
     1.60%, 10/1/23 ..................................  A-1+            NA         8,800               8,800,000
   North Carolina Medical Care Community Hospital
     Revenue, RB, Moses H. Cone Memorial Hospital
     Project, (SPA: Wachovia Bank), Variable Rate
     Weekly Demand Note(2)
     1.60%, 9/1/02 ...................................  A-1+            NA         1,875               1,875,000
   North Carolina, Duke University
     1.40%, 4/4/02 ...................................  A-1+           P-1         2,056               2,056,000
                                                                                                    ------------
                                                                                                      73,166,000
                                                                                                    ------------
OHIO--1.30%
   Ohio State, GO, Higher Education Capital,
     Series B
     5.25%, 5/1/02 ...................................  AA+           Aa-1         1,150               1,152,365
   Ohio State, GO, Higher Education, Series B
     4.00%, 11/1/02 ..................................  AA+           Aa-1         3,000               3,044,156
   Ohio State, GO, Highway Capital Improvements,
     Series C
     4.50%, 5/1/02 ...................................  AAA            Aaa         3,775               3,781,416
   Ohio State, GO, Highway Capital Improvements,
     Series D
     4.00%, 5/1/02 ...................................  AAA           Aa-1         3,420               3,422,691
   Ohio State, Public Facilities, RB, Higher
     Education Capital, Series II-C
     4.00%, 6/1/02 ...................................  AAA            Aaa         1,000               1,002,127
   Ohio State, Water Development Authority Pollution
     Control, RB, (MBIA Insured)
     6.00%, 6/1/02 ...................................  AAA            Aaa         2,875               2,890,912
                                                                                                    ------------
                                                                                                      15,293,667
                                                                                                    ------------


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche Bank Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS March 31, 2002

                                                                 RATING(1)
                                                        ------------------          PAR
 TAX-FREE SERIES                                        S&P        MOODY'S         (000)           MARKET VALUE
-----------------------------------------------------------------------------------------------------------------
OKLAHOMA--0.37%
   Oklahoma State Industrial Authority, Integris
     Baptist, RB, Series B, (MBIA Insured), Variable
     Rate Weekly Demand Note(2)
     1.50%, 8/15/29 ..................................  A-1+         VMG-1       $ 4,300            $  4,300,000
                                                                                                    ------------
PENNSYLVANIA--1.77%
   Harrisburg, Pennsylvania Authority Revenue, RB,
     (LOC: Hypovereinsbank), Variable Rate Weekly
     Demand Note(2)
     1.53%, 3/1/34 ...................................  A-1             NA        10,000              10,000,000
   Pennsylvania State Turnpike, Refunding RB,
     Series U, (SPA: Dexia Credit Local),
     Variable Rate Weekly Demand Note(2)
     1.40%, 12/1/19 ..................................  A-1+         VMG-1         9,000               9,000,000
   Pennsylvania State, GO
     5.00%, 6/15/02 ..................................   AA           Aa-2         1,800               1,808,565
                                                                                                    ------------
                                                                                                      20,808,565
                                                                                                    ------------
RHODE ISLAND--0.30%
   Rhode Island State, GO, (MBIA Insured)
     4.25%, 8/1/02 ...................................  AAA            Aaa         3,460               3,477,319
                                                                                                    ------------
SOUTH CAROLINA--1.96%
   Greenville County, South Carolina, School
     District, BAN, Series B, (SCSDE Insured)
     3.75%, 4/24/02 ..................................  N-R          MIG-1        13,000              13,008,935
   Rock Hill, South Carolina, Utility System
     Revenue, RB, Series B, (AMBAC Insured),
     (SPA: Wachovia Bank), Variable Rate
     Weekly Demand Note(2)
     1.35%, 1/1/23 ...................................  A-1+         VMG-1         6,265               6,265,000
   South Carolina State, GO, Series A
     4.50%, 5/1/02 ...................................  AAA            Aaa         3,750               3,754,518
                                                                                                    ------------
                                                                                                      23,028,453
                                                                                                    ------------
TENNESSEE--3.94%
   Knoxville, Tennessee, BAN
     3.50%, 6/1/02 ................................... SP-1+         MIG-1         8,000               8,014,059
   Knoxville, Tennessee, GO
     5.00%, 6/1/02 ................................... SP-1+            NA         8,000               8,039,318
   Memphis, Tennessee
     1.20%, 4/29/02 ..................................  A-1+           P-1        10,000              10,000,000
     1.25%, 4/29/02 ..................................  A-1+           P-1         6,000               6,000,000
     1.25%, 4/29/02 ..................................  A-1+           P-1         6,000               6,000,000
   Memphis, Tennessee, GO, Series A,
     (SPA: Westdeutsche Landesbank), Variable
     Rate Weekly Demand Note(2)
     1.55%, 8/1/04 ...................................  A-1+         VMG-1         1,600               1,600,000
     1.55%, 8/1/07 ...................................  A-1+         VMG-1         2,800               2,800,000
   Nashville & Davidson County, Tennessee, GO
     4.50%, 5/15/02 ..................................   AA           Aa-2         3,840               3,846,552
                                                                                                    ------------
                                                                                                      46,299,929
                                                                                                    ------------


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche Bank Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS March 31, 2002

                                                                 RATING(1)
                                                        ------------------          PAR
 TAX-FREE SERIES                                        S&P        MOODY'S         (000)           MARKET VALUE
-----------------------------------------------------------------------------------------------------------------
TEXAS--11.33%
   Angelina & Neches River Authority, Texas,
     Industrial Development Corporation, RB,
     Solid Waste Revenue, (LOC: Bank of America TX),
     Variable Rate Daily Demand Note(2)
     1.50%, 5/1/14 ...................................  A-1+         VMG-1       $   600            $    600,000
   Brownsville, Texas, Utility System Revenue,
     Refunding RB, Series A, (MBIA Insured),
     Variable Rate Weekly Demand Note(2)
     1.45%, 9/1/25 ...................................  A-1+         VMG-1         7,500               7,500,000
   Brownsville, Texas, Utility System Revenue,
     Refunding RB, Series B, (MBIA Insured),
     Variable Rate Weekly Demand Note(2)
     1.60%, 9/1/25 ...................................  A-1+         VMG-1        34,500              34,500,000
   Harris County, Texas, GO, Toll Road, Series G,
     Variable Rate Weekly Demand Note(2)
     1.40%, 8/1/20 ...................................  A-1+         VMG-1         1,000               1,000,000
   Tarrant County, Texas, GO
     4.00%, 7/15/02 ..................................  AAA            Aaa         2,195               2,202,797
   Texas State
     1.20%, 4/9/02 ...................................  A-1+           P-1        10,000              10,000,000
   Texas State Public Finance Authority
     1.65%, 5/1/02 ...................................  A-1+           P-1        15,000              15,000,000
   Texas State, TRAN
     3.75%, 8/29/02 .................................. SP-1+         MIG-1        10,000              10,080,700
   Texas State, Turnpike Authority, Dallas
     Northway Revenue, Refunding RB, (FGIC Insured)
     6.00%, 1/1/03 ...................................  AAA            Aaa         4,000               4,123,327
   Texas Transportation
     3.75%, 8/29/02 .................................. SP-1+         MIG-1        10,000              10,051,727
   University of Texas
     1.20%, 4/4/02 ...................................  A-1+           P-1        12,000              12,000,000
     1.25%, 5/20/02 ..................................  A-1+           P-1        15,000              15,000,000
   University of Texas, RB, Series A , Variable
     Rate Weekly Demand Note(2)
     1.45%, 8/15/13 ..................................  A-1+         VMG-1        11,000              11,000,000
                                                                                                    ------------
                                                                                                     133,058,551
                                                                                                    ------------
UTAH--1.23%
   Utah State, GO, Series C, Variable Rate Weekly
     Demand Note(2)
     1.50%, 7/1/16 ...................................  A-1+         VMG-1        14,400              14,400,000
                                                                                                    ------------
VIRGINIA--1.06%
   Fairfax County, Virginia, GO, Series A
     4.50%, 6/1/02 ...................................  AAA            Aaa         1,000               1,002,941
   Virginia State, Public School Authority, RB, Series I
     3.50%, 4/15/02 ..................................  AA+           Aa-1        11,460              11,463,441
                                                                                                    ------------
                                                                                                      12,466,382
                                                                                                    ------------


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche Bank Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS March 31, 2002

                                                                 RATING(1)
                                                        ------------------          PAR
 TAX-FREE SERIES                                        S&P        MOODY'S         (000)           MARKET VALUE
-----------------------------------------------------------------------------------------------------------------
WASHINGTON--1.52%
   King County, Washington, Sewer Revenue, RB, Series A,
     (LOC: Landesbank Hessen), Variable Rate Weekly
     Demand Note(2)
     1.40%, 1/1/32 ...................................  A-1+         VMG-1       $10,000            $ 10,000,000
   King County, Washington, Sewer Revenue, RB, Series B,
     (LOC: Landesbank Hessen), Variable Rate Weekly
     Demand Note(2)
     1.50%, 1/1/32 ...................................  A-1+         VMG-1         7,800               7,800,000
                                                                                                    ------------
                                                                                                      17,800,000
                                                                                                    ------------
WISCONSIN--3.28%
   Oak Creek, Wisconsin, Pollution Control Revenue,
     RB, Wisconsin Electric Power Co. Project,
     Variable Rate Weekly Demand Note(2)
     1.70%, 8/1/16 ...................................  A-1          VMG-1        18,200              18,200,000
   Pleasant Prairie, Wisconsin, Environmental
     Improvements Revenue, Refunding RB, Wisconsin
     Electric Power Co. Project, Variable Rate
     Weekly Demand Note(2)
     1.70%, 3/1/06 ...................................  A-1            P-1           100                 100,000
   Pleasant Prairie, Wisconsin, Pollution Control
     Revenue, Refunding RB, Wisconsin Electric
     Power Co. Project, Series A, Variable Rate
     Weekly Demand Note(2)
     1.70%, 9/1/30 ...................................  A-1          VMG-1         3,610               3,610,000
   Pleasant Prairie, Wisconsin, Pollution Control
     Revenue, Refunding RB, Wisconsin Electric
     Power Co. Project, Series B, Variable Rate
     Weekly Demand Note(2)
     1.70%, 9/1/30 ...................................  A-1          VMG-1        11,150              11,150,000
   Wisconsin State, GO
     6.00%, 5/1/02 ...................................   AA           Aa-2         2,000               2,004,981
   Wisconsin State, Series A, GO
     5.90%, 5/1/02 ...................................   AA           Aa-2         2,000               2,004,821
     5.00%, 7/1/02 ...................................  AA-           Aa-3         1,500               1,508,313
                                                                                                    ------------
                                                                                                      38,578,115
                                                                                                    ------------


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche Bank Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS March 31, 2002

                                                                 RATING(1)
                                                        ------------------          PAR
 TAX-FREE SERIES                                        S&P        MOODY'S         (000)           MARKET VALUE
-----------------------------------------------------------------------------------------------------------------
WYOMING--0.32%
   Lincoln County, Wyoming, Pollution Control
     Revenue, Exxon Project, RB, Series A
     1.41%, 11/1/14 ..................................  A-1+           P-1       $ 2,500          $    2,500,000
   Sublette County, Wyoming, Pollution Control
     Revenue, Exxon Project, RB, Variable Rate
     Weekly Demand Note(2)
     1.45%, 11/1/14 ..................................  A-1+         VMG-1         1,200               1,200,000
                                                                                                  --------------
                                                                                                       3,700,000
                                                                                                  --------------
TOTAL INVESTMENTS
   (Amortized Cost $1,175,807,080)(3) ...........................................    100.09%      $1,175,807,080
LIABILITIES IN EXCESS OF OTHER ASSETS ...........................................     (0.09)          (1,057,322)
                                                                                     ------       --------------
NET ASSETS ......................................................................    100.00%      $1,174,749,758
                                                                                     ======       ==============

--------------------------------------------------------------------------------
1 Unaudited.

2 Demand security; payable upon demand by the Fund with usually no more than seven (7) calendar days' notice. Interest rates are redetermined periodically. Rates shown are those in effect on March 31, 2002.

3 Also aggregate cost for federal tax purposes.

INVESTMENT ABBREVIATIONS:

BAN    --Bond Anticipation Note

FNMA   --Federal National Mortgage Association

GO     --General Obligation

LOC    --Letter of Credit

RAN    --Revenue Anticipation Note

RB     --Revenue Bond

SCSDE  --South Carolina School District Education

SPA    --Standby Bond Purchase Agreement

TAN    --Tax Anticipation Note

TRAN   --Tax Revenue Anticipation Note

INSURANCE ABBREVIATIONS:

AMBAC  --AMBAC Indemnity Corp.

FGIC   --Financial Guaranty Insurance Company

FSA    --Financial Security Assurance

MBIA   --Municipal Bond Investors Assurance

S&P MUNICIPAL BOND RATINGS:

AAA    --Of the highest quality.

AA     --The second strongest capacity for payment of debt service. Those issues determined to possess very strong safety characteristics are denoted with a plus (+) sign.

SP-1   --Notes that have a strong capacity to pay principle and interest. Those issues determined to possess overwhelming safety characteristics are assigned a plus (+) designation.

A-1    --Commercial paper that has a strong degree of safety regarding timely payment. Those issues determined to possess very strong safety characteristics are denoted with a plus (+) sign.

MOODY'S MUNICIPAL BOND RATINGS:

Aaa    --Judged to be of the best quality.

Aa     -- Judged to be of higher quality by all standards. Issues are sometimes rated with a 1, 2 or 3, which denotes a high, medium or low ranking within the rating.

MIG-1  --Notes of the best quality.

VMIG-1 --Variable rate demand obligations of the best quality.

P-1    --Commercial paper bearing this designation is of the best quality.

A detailed description of the above ratings can be found in the Fund's Statement of Additional Information.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche Bank Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES

                                                                                                   MARCH 31, 2002
                                                                   PRIME             TREASURY            TAX-FREE
                                                                  SERIES               SERIES              SERIES
-----------------------------------------------------------------------------------------------------------------
ASSETS
   Investments, at amortized cost ......................  $5,129,615,387         $946,067,350      $1,175,807,080
   Cash ................................................              --                3,462             160,411
   Receivable for securities sold ......................              --                   --           4,753,663
   Receivable for capital shares sold ..................           4,906                   --                  --
   Interest receivable .................................      15,204,860              362,155           5,358,233
   Prepaid expenses and other ..........................       1,208,433              241,238             332,684
                                                          --------------         ------------      --------------
Total assets ...........................................   5,146,033,586          946,674,205       1,186,412,071
                                                          --------------         ------------      --------------
LIABILITIES
   Payable for securities purchased ....................       9,435,051                   --          10,296,453
   Payable for capital shares redeemed .................         429,373                   --                  --
   Income dividend payable .............................       2,312,688              407,347             432,433
   Accounting fees payable .............................          15,508               11,717              12,106
   Advisory fees payable ...............................       1,134,916              190,654             281,224
   Distribution fees payable ...........................         963,706                   --                  --
   Custody fees payable ................................          67,346               11,182              17,480
   Transfer agent fees payable .........................         663,678               67,738              46,251
   Accrued expenses and other ..........................       1,577,945              415,305             576,366
                                                          --------------         ------------      --------------
Total liabilities ......................................      16,600,211            1,103,943          11,662,313
                                                          --------------         ------------      --------------
NET ASSETS .............................................  $5,129,433,375         $945,570,262      $1,174,749,758
                                                          ==============         ============      ==============
COMPOSITION OF NET ASSETS
   Paid-in capital .....................................  $5,129,029,989         $945,293,430      $1,174,867,541
   Undistributed (distributions in excess of)
     net investment income .............................         158,140               85,252             (55,229)
   Accumulated net realized gain (loss) from
     investment transactions ...........................         245,246              191,580             (62,554)
                                                          --------------         ------------      --------------
NET ASSETS .............................................  $5,129,433,375         $945,570,262      $1,174,749,758
                                                          ==============         ============      ==============


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche Bank Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES

                                                                                                  MARCH 31, 2002
                                                                    PRIME            TREASURY           TAX-FREE
                                                                   SERIES              SERIES             SERIES
----------------------------------------------------------------------------------------------------------------
COMPUTATION OF NET ASSET VALUE,
   OFFERING AND REDEMPTION PRICE PER SHARE
   Deutsche Bank Alex. Brown Cash Reserve Prime
     Shares, Treasury Shares and Tax-Free Shares
     Net assets ..........................................  $4,320,764,048       $745,637,781      $1,006,612,574
                                                            ==============       ============      ==============
     Shares outstanding ..................................   4,320,415,351        745,404,650       1,006,726,623
                                                            ==============       ============      ==============
     Net asset value per share ...........................  $         1.00       $       1.00      $         1.00
                                                            ==============       ============      ==============
   Deutsche Bank Alex. Brown Cash Reserve Prime
     Institutional Shares, Treasury Institutional
     Shares and Tax-Free Institutional Shares
     Net assets ..........................................  $  750,110,039       $199,932,481      $  168,137,184
                                                            ==============       ============      ==============
     Shares outstanding ..................................     750,063,357        199,892,970         168,145,802
                                                            ==============       ============      ==============
     Net asset value per share ...........................  $         1.00       $       1.00      $         1.00
                                                            ==============       ============      ==============
   Cash Reserve Prime Class A Shares
     Net assets ..........................................  $   11,524,175       $         --      $           --
                                                            ==============       ============      ==============
     Shares outstanding ..................................      11,522,981                 --                  --
                                                            ==============       ============      ==============
     Net asset value per share ...........................  $         1.00       $         --      $           --
                                                            ==============       ============      ==============
   Cash Reserve Prime Class B Shares
     Net assets ..........................................  $   10,761,040       $         --      $           --
                                                            ==============       ============      ==============
     Shares outstanding ..................................      10,760,311                 --                  --
                                                            ==============       ============      ==============
     Net asset value per share ...........................  $         1.00       $         --      $           --
                                                            ==============       ============      ==============
   Cash Reserve Prime Class C Shares
     Net assets ..........................................  $      679,304       $         --      $           --
                                                            ==============       ============      ==============
     Shares outstanding ..................................         679,343                 --                  --
                                                            ==============       ============      ==============
     Net asset value per share ...........................  $         1.00       $         --      $           --
                                                            ==============       ============      ==============
   Quality Cash Reserve Prime Shares
     Net assets ..........................................  $   35,594,769       $         --      $           --
                                                            ==============       ============      ==============
     Shares outstanding ..................................      35,585,928                 --                  --
                                                            ==============       ============      ==============
     Net asset value per share ...........................  $         1.00       $         --      $           --
                                                            ==============       ============      ==============


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche Bank Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS

                                                                               FOR THE YEAR ENDED MARCH 31, 2002
                                                                   PRIME             TREASURY           TAX-FREE
                                                                  SERIES               SERIES             SERIES
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest .............................................   $185,466,404          $30,017,408         $35,454,653
   Dividend .............................................     16,152,608                   --                  --
                                                            ------------          -----------         -----------
Total income ............................................    201,619,012           30,017,408          35,454,653
                                                            ------------          -----------         -----------
EXPENSES
   Investment advisory fees .............................     14,871,017            2,292,981           3,887,587
   Distribution fees:
     Deutsche Bank Alex. Brown
     Cash Reserve Prime Shares, Treasury Shares
        and Tax-Free Shares, respectively ...............     12,224,901            2,112,030           3,290,322
     Cash Reserve Prime Class A Shares ..................         29,144                   --                  --
     Cash Reserve Prime Class B Shares ..................         89,867                   --                  --
     Cash Reserve Prime Class C Shares ..................          8,821                   --                  --
     Quality Cash Reserve Prime Shares ..................        229,233                   --                  --
   Shareholder service fees:
     Deutsche Bank Alex. Brown Cash Reserve
     Prime Shares, Treasury Shares and Tax-Free
     Shares, respectively ...............................      3,148,858              548,128             842,452
     Cash Reserve Prime Class B Shares ..................         29,956                   --                  --
     Cash Reserve Prime Class C Shares ..................          2,941                   --                  --
   Transfer agent fees ..................................      4,209,655              416,526             323,242
   Accounting fees ......................................        188,906              138,379             144,794
   Registration fees ....................................        468,967               81,968             188,318
   Printing and shareholder reports .....................        375,043               81,059              57,023
   Professional fees ....................................         92,194               43,117              48,817
   Custody fees .........................................        318,718               77,185              74,365
   Directors' fees ......................................        249,381               42,944             128,155
   Miscellaneous ........................................        287,790               45,787              84,452
                                                            ------------          -----------         -----------
     Total expenses .....................................     36,825,392            5,880,104           9,069,527
   Less: fees waivers and/or expense
     reimbursements .....................................             --             (492,531)                 --
                                                            ------------          -----------         -----------
     Net expenses .......................................     36,825,392            5,387,573           9,069,527
                                                            ------------          -----------         -----------
NET INVESTMENT INCOME ...................................    164,793,620           24,629,835          26,385,126
NET REALIZED GAIN FROM
   INVESTMENT TRANSACTIONS ..............................        245,752              191,580              78,365
                                                            ------------          -----------         -----------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS ......................................   $165,039,372          $24,821,415         $26,463,491
                                                            ============          ===========         ===========


See Notes to Financial Statements.
--------------------------------------------------------------------------------

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Deutsche Bank Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS


                                                                    FOR THE YEARS ENDED MARCH 31,
                                                                       2002              2001               2002               2001
------------------------------------------------------------------------------------------------------------------------------------
                                                                                  PRIME SERIES                      TREASURY SERIES
                                                                                  ------------                      ---------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income ..................................$    164,793,620   $    364,872,769     $  24,629,835    $    46,478,432
   Net realized gain from investment transactions .........         245,752             73,226           191,580            149,889
                                                           ----------------   ----------------     -------------    ---------------
   Net increase in net assets from operations .............     165,039,372        364,945,995        24,821,415         46,628,321
                                                           ----------------   ----------------     -------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income:
     Deutsche Bank Alex. Brown Cash Reserve Prime
        Shares, Treasury Shares and Tax-Free Shares,
        respectively ......................................    (135,065,270)      (317,575,763)      (20,988,688)       (40,218,693)
     Deutsche Bank Alex. Brown Cash Reserve
        Prime Institutional Shares, Treasury Institutional
        Shares and Tax-Free Institutional Shares,
        respectively ......................................     (28,192,942)       (43,000,080)       (3,826,931)        (6,400,227)
   Cash Reserve Prime Class A Shares ......................        (327,361)          (844,641)               --                 --
   Cash Reserve Prime Class B Shares ......................        (241,512)          (280,056)               --                 --
   Cash Reserve Prime Class C Shares ......................         (25,475)           (41,081)               --                 --
   Quality Cash Reserve Prime Shares ......................        (975,379)        (3,131,157)               --                 --
                                                           ----------------   ----------------     -------------    ---------------
 Total distributions ......................................    (164,827,939)      (364,872,778)      (24,815,619)       (46,618,920)
                                                           ----------------   ----------------     -------------    ---------------
CAPITAL SHARE TRANSACTIONS
   (at net asset value of $1.00 per share)
   Net proceeds from sales of shares ......................  32,128,229,715     49,691,006,111     3,554,539,347      4,063,726,029
   Net dividend reinvestments .............................     159,795,311        340,652,084        22,636,818         42,935,226
   Net cost of shares redeemed ............................ (33,641,388,146)   (50,054,007,599)   (3,635,639,799)    (3,991,753,413)
                                                           ----------------   ----------------     -------------    ---------------
   Net increase (decrease) in net assets from
     capital share transactions ...........................  (1,353,363,120)       (22,349,404)      (58,463,634)       114,907,842
                                                           ----------------   ----------------     -------------    ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ...................  (1,353,151,687)       (22,276,187)      (58,457,838)       114,917,243
NET ASSETS
   Beginning of year ......................................   6,482,585,062      6,504,861,249     1,004,028,100        889,110,857
                                                           ----------------   ----------------     -------------    ---------------
   End of year ............................................$  5,129,433,375   $  6,482,585,062     $ 945,570,262    $ 1,004,028,100
                                                           ================   ================     =============    ===============


                                                                          FOR THE YEARS ENDED MARCH 31,
                                                                              2002                 2001
-------------------------------------------------------------------------------------------------------
                                                                                        TAX-FREE SERIES
                                                                                        ---------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income ......................................    $    26,385,126      $    55,506,010
   Net realized gain from investment transactions .............             78,365               15,703
                                                                   ---------------      ---------------
   Net increase in net assets from operations .................         26,463,491           55,521,713
                                                                   ---------------      ---------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income:
     Deutsche Bank Alex. Brown Cash Reserve Prime
        Shares, Treasury Shares and Tax-Free Shares,
        respectively ..........................................        (23,152,902)         (50,707,371)
     Deutsche Bank Alex. Brown Cash Reserve
        Prime Institutional Shares, Treasury Institutional
        Shares and Tax-Free Institutional Shares,
        respectively ..........................................         (3,232,224)          (4,682,173)
   Cash Reserve Prime Class A Shares ..........................                 --                   --
   Cash Reserve Prime Class B Shares ..........................                 --                   --
   Cash Reserve Prime Class C Shares ..........................                 --                   --
   Quality Cash Reserve Prime Shares ..........................                 --                   --
                                                                   ---------------      ---------------
 Total distributions ..........................................        (26,385,126)         (55,389,544)
                                                                   ---------------      ---------------
CAPITAL SHARE TRANSACTIONS
   (at net asset value of $1.00 per share)
   Net proceeds from sales of shares ..........................      6,283,456,774        8,812,206,085
   Net dividend reinvestments .................................         24,232,750           50,329,986
   Net cost of shares redeemed ................................     (7,008,913,820)      (8,768,588,709)
                                                                   ---------------      ---------------
   Net increase (decrease) in net assets from
     capital share transactions ...............................       (701,224,296)          93,947,362
                                                                   ---------------      ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .......................       (701,145,931)          94,079,531
NET ASSETS
   Beginning of year ..........................................      1,875,895,689        1,781,816,158
                                                                   ---------------      ---------------
   End of year ................................................    $ 1,174,749,758      $ 1,875,895,689
                                                                   ===============      ===============

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                     32 & 33

Deutsche Bank Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

PRIME SHARES
                                 FOR THE YEARS ENDED MARCH 31,                                       FOR THE YEARS ENDED MARCH 31,
                                                          2002             2001            2000             1999              1998
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF YEAR ...............  $     1.00       $     1.00      $     1.00       $     1.00        $     1.00
                                                    ----------       ----------      ----------       ----------        ----------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income .........................      0.0270           0.0578          0.0480           0.0473            0.0494
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income .........................     (0.0270)         (0.0578)        (0.0480)         (0.0473)          (0.0494)
                                                    ----------       ----------      ----------       ----------        ----------
NET ASSET VALUE, END OF YEAR .....................  $     1.00       $     1.00      $     1.00       $     1.00        $     1.00
                                                    ==========       ==========      ==========       ==========        ==========
TOTAL INVESTMENT RETURN ..........................        2.74%            5.94%           4.90%            4.84%             5.05%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of year (000s omitted) ........  $4,320,764       $5,735,781      $5,772,616       $3,727,990        $3,164,538
   Ratios to average net assets:
     Net investment income .......................        2.76%            5.77%           4.86%            4.71%             4.94%
     Expenses ....................................        0.67%            0.66%           0.66%            0.63%             0.67%

See Notes to Financial Statements.
-----------------------------------------------------------------------------
                                     34 & 35

Deutsche Bank Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


PRIME INSTITUTIONAL SHARES
                                 FOR THE YEAR ENDED MARCH 31,                                          FOR THE YEAR ENDED MARCH 31,
                                                         2002               2001             2000            1999              1998
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF YEAR ................  $   1.00           $   1.00         $   1.00        $   1.00          $   1.00
                                                     --------           --------         --------        --------          --------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income ..........................    0.0302             0.0610           0.0511          0.0499            0.0519
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ..........................   (0.0302)           (0.0610)         (0.0511)        (0.0499)          (0.0519)
                                                     --------           --------         --------        --------          --------
NET ASSET VALUE, END OF YEAR ......................  $   1.00           $   1.00         $   1.00        $   1.00          $   1.00
                                                     ========           ========         ========        ========          ========
TOTAL INVESTMENT RETURN ...........................      3.06%              6.28%            5.24%           5.11%             5.31%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of year (000s omitted) .........  $750,110           $671,539         $637,767        $388,447          $317,972
   Ratios to average net assets:
     Net investment income ........................      3.01%              6.01%            5.18%           4.98%             5.22%
     Expenses .....................................      0.36%              0.34%            0.34%           0.36%             0.42%


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                     36 & 37

Deutsche Bank Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

TREASURY SHARES
                                FOR THE YEAR ENDED MARCH 31,                                    FOR THE YEARS ENDED MARCH 31,
                                                        2002           2001            2000            1999              1998
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF YEAR ................ $   1.00       $   1.00        $   1.00        $   1.00          $   1.00
                                                    --------       --------        --------        --------          --------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income ..........................   0.0250         0.0539          0.0431          0.0427            0.0464
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ..........................  (0.0250)       (0.0539)        (0.0431)        (0.0427)          (0.0464)
                                                    --------       --------        --------        --------          --------
NET ASSET VALUE, END OF YEAR ...................... $   1.00       $   1.00        $   1.00        $   1.00          $   1.00
                                                    ========       ========        ========        ========          ========
TOTAL INVESTMENT RETURN ...........................     2.53%          5.53%           4.40%           4.35%             4.74%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of year (000s omitted) ......... $745,638       $866,508        $790,443        $816,700          $798,427
   Ratios to average net assets:
     Net investment income ........................     2.47%          5.36%           4.31%           4.26%             4.65%
     Expenses after waivers and/or reimbursements .     0.59%          0.56%           0.61%           0.58%             0.59%
     Expenses before waivers and/or reimbursements      0.64%          0.61%           0.66%           0.58%             0.59%

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                     38 & 39

Deutsche Bank Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

 TREASURY INSTITUTIONAL SHARES

                                           FOR THE YEAR ENDED MARCH 31,                              FOR THE YEARS ENDED MARCH 31,
                                                             2002           2001            2000              1999            1998
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF YEAR ...................   $   1.00       $   1.00         $  1.00          $   1.00         $  1.00
                                                         --------       --------         -------          --------         -------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income .............................     0.0281         0.0571          0.0462            0.0453          0.0489
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income .............................    (0.0281)       (0.0571)        (0.0462)          (0.0453)        (0.0489)
                                                         --------       --------         -------          --------         -------
NET ASSET VALUE, END OF YEAR .........................   $   1.00       $   1.00         $  1.00          $   1.00         $  1.00
                                                         ========       ========         =======          ========         =======
TOTAL INVESTMENT RETURN ..............................       2.85%          5.86%           4.72%             4.63%           5.00%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of year (000s omitted) ............   $199,932       $137,520         $98,668          $122,563         $98,780
   Ratios to average net assets:
     Net investment income ...........................       2.71%          5.66%           4.62%             4.54%           4.91%
     Expenses after waivers and/or reimbursements ....       0.28%          0.26%           0.29%             0.33%           0.34%
     Expenses before waivers and/or reimbursements ...       0.33%          0.31%           0.34%             0.33%           0.34%


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                     40 & 41

Deutsche Bank Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

TAX-FREE SHARES
                                        FOR THE YEAR ENDED MARCH 31,                                  FOR THE YEARS ENDED MARCH 31,
                                                                2002            2001            2000            1999          1998
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF YEAR .......................$     1.00      $     1.00      $     1.00      $     1.00      $   1.00
                                                          ----------      ----------      ----------      ----------      --------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income .................................    0.0168          0.0333          0.0276          0.0277        0.0306
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income .................................   (0.0168)        (0.0333)        (0.0276)        (0.0277)      (0.0306)
                                                          ----------      ----------      ----------      ----------      --------
NET ASSET VALUE, END OF YEAR .............................$     1.00      $     1.00      $     1.00      $     1.00      $   1.00
                                                          ==========      ==========      ==========      ==========      ========
TOTAL INVESTMENT RETURN ..................................      1.69%           3.38%           2.80%           2.81%         3.10%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of year (000s omitted) ................$1,006,613      $1,701,940      $1,664,370      $1,047,391      $841,185
   Ratios to average net assets:
     Net investment income ...............................      1.76%           3.31%           2.78%           2.74%         3.05%
     Expenses ............................................      0.65%           0.64%           0.65%           0.58%         0.60%



See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                     42 & 43

Deutsche Bank Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


                                                                                                                  FOR THE PERIOD
TAX-FREE INSTITUTIONAL SHARES                                                                          FOR THE    JUNE 2, 1997(1)
                                          FOR THE YEAR ENDED MARCH 31,                    YEARS ENDED MARCH 31, THROUGH MARCH 31,
                                                                  2002         2001           2000         1999             1998
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF YEAR .......................... $   1.00     $   1.00       $   1.00         $  1.00      $  1.00
                                                              --------     --------       --------         -------      -------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income ....................................   0.0200       0.0363         0.0306          0.0303       0.0273
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ....................................  (0.0200)     (0.0363)       (0.0306)        (0.0303)     (0.0273)
                                                              --------     --------       --------         -------      -------
NET ASSET VALUE, END OF YEAR ................................ $   1.00     $   1.00       $   1.00         $  1.00      $  1.00
                                                              ========     ========       ========         =======      =======
TOTAL INVESTMENT RETURN .....................................     2.01%        3.69%          3.10%           3.07%        2.76%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of year (000s omitted) ................... $168,137     $173,956       $117,446         $84,600      $76,683
   Ratios to average net assets:
     Net investment income ..................................     1.98%        3.62%          3.09%           3.03%        3.29%(2)
     Expenses ...............................................     0.33%        0.34%          0.35%           0.33%        0.35%(2)

--------------------------------------------------------------------------------
1 Commencemnt of operations.
2 Annualized.

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                     44 & 45

Deutsche Bank Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A. ORGANIZATION
Deutsche Bank Alex. Brown Cash Reserve Fund, Inc. (the 'Fund') is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as a diversified, open-end management investment company. The Fund is organized as a corporation under the laws of the state of Maryland. The Prime Series, the Treasury Series and the Tax-Free Series are the three series the Fund offers to investors.

The Prime Series offers six classes of shares to investors: Deutsche Bank Alex. Brown Cash Reserve Prime Shares ('Prime Shares'), Cash Reserve Prime Class A Shares ('Class A Shares'), Cash Reserve Prime Class B Shares ('Class B Shares'), Cash Reserve Prime Class C Shares ('Class C Shares'), Quality Cash Reserve Prime Shares ('Quality Cash Shares') and Deutsche Bank Alex. Brown Cash Reserve Prime Institutional Shares ('Prime Institutional Shares').

The Treasury Series offers two classes of shares to investors: Deutsche Bank Alex. Brown Cash Reserve Treasury Shares ('Treasury Shares') and Deutsche Bank Alex. Brown Cash Reserve Treasury Institutional Shares ('Treasury Institutional Shares').

The Tax-Free Series offers two classes of shares to investors: Deutsche Bank Alex. Brown Cash Reserve Tax-Free Shares ('Tax-Free Shares') and Deutsche Bank Alex. Brown Cash Reserve Tax-Free Institutional Shares ('Tax-Free Institutional Shares'). All shares have equal rights with respect to voting except that shareholders vote separately on matters affecting their rights as holders of a particular series or class.

The investment objective of each Series is as follows: Prime Series and Treasury Series--to seek as high a level of current income as is consistent with preservation of capital and liquidity; Tax-Free Series--to seek as high a level of current income exempt from federal income tax as is consistent with preservation of capital and liquidity. Details concerning the Series' investment objectives and policies and the risk factors associated with the Series' investments are described in the Series' Prospectus and Statement of Additional Information.

B. VALUATION OF SECURITIES
The Fund values its investments at amortized cost.

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME
Securities transactions are recorded on trade date. Realized gains and losses are determined by comparing the proceeds of a sale or the cost of a purchase with a specific offsetting transaction.

Interest income, including amortization of premiums and accretion of discounts, is accrued daily. Estimated expenses are also accrued daily.

Distribution or service fees specifically attributable to a class are allocated to that class. All other expenses, income, gains and losses are allocated among the classes based upon their relative net assets.

D. DISTRIBUTIONS
The Fund distributes all of its net investment income in the form of dividends, which are declared and recorded daily. Accumulated daily dividends are distributed to shareholders monthly.

E. FEDERAL INCOME TAXES
It is the Fund's policy to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income taxes have been accrued.

F. REPURCHASE AGREEMENTS
The Prime Series and Treasury Series (the 'Series') may make short term investments in repurchase agreements that are fully collateralized by US government securities. Under the terms of a repurchase agreement, a financial institution sells fixed income securities to the Series and agrees to buy them back on a specified day in return for the principal amount of the original sale plus accrued interest. The custodial bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount



--------------------------------------------------------------------------------

Deutsche Bank Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Series has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Series' claims on the collateral may be subject to legal proceedings.

G. ESTIMATES
In preparing its financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions. Actual results may be different.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES
Investment Company Capital Corp. ('ICCC'), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Advisor for each series. The Fund pays the Advisor an annual fee based on its average daily net assets which is calculated daily and paid monthly at the following annual rates: 0.30% of the first $500 million, 0.26% of the next $500 million, 0.25% of the next $500 million, 0.24% of the next $1 billion, 0.23% of the next $1 billion and 0.22% of the amount in excess of $3.5 billion. The Prime Series pays the Advisor an additional advisory fee that is calculated daily and paid monthly at the annual rate of 0.02% of its average daily net assets. The Tax-Free Series pays the Advisor an additional advisory fee that is calculated daily and paid monthly at the annual rate of 0.03% of its average daily net assets.

The Advisor has contractually agreed to a fee waiver equal to 0.05% of its average net assets on the Treasury Series. The waiver is contractual and will continue until July 31, 2002 and may be extended.

ICCC is the Fund's accounting and transfer agent. Each Series pays the accounting agent an annual fee based on its average daily net assets which is calculated daily and paid monthly. Each Series pays the transfer agent a per account fee that is accrued daily and paid monthly.

Deutsche Bank Trust Company Americas (formerly, Bankers Trust Company), an affiliate of ICCC, is the Fund's custodian. The Fund pays the custodian an annual fee.

Certain officers and directors of the Fund are also officers or directors of ICCC or affiliated with Deutsche Bank AG. These persons are not paid by the Funds for serving in these capacities.

NOTE 3--OTHER FEES
ICC Distributors, Inc. is the Fund's Distributor. Each Series pays the Distributor an annual fee, pursuant to Rule 12b-1, based on its average daily net assets, which is calculated daily and paid monthly at the following annual rates: 0.25% of the Prime Shares, Cash Reserve Prime Class A Shares, Treasury Shares and Tax-Free Shares average daily net assets, 0.60% of the Quality Cash Shares average daily net assets and 0.75% of the Cash Reserve Prime Class B Shares and Cash Reserve Prime Class C Shares average daily net assets. The Prime Series also pays the Distributor a shareholder servicing fee based on the average daily net assets of the Cash Reserve Prime Class B Shares and Cash Reserve Prime Class C Shares which is calculated daily and paid monthly at the annual rate of 0.25%. The Fund does not pay fees on the Prime Institutional Shares, Treasury Institutional Shares and Tax-Free Institutional Shares.

The Prime Shares, Treasury Shares and Tax-Free Shares pay the Distributor a shareholder servicing fee, which is calculated daily and paid monthly at an annual rate of 0.07%. Prior to July 5, 2001, the fee was 0.05%. The Distributor uses this fee to compensate third parties that provide shareholder services to their clients who own shares.



--------------------------------------------------------------------------------

Deutsche Bank Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 4--CAPITAL SHARE TRANSACTIONS
The Fund is authorized to issue up to 20.81 billion shares of $.001 par value capital stock (12.66 billion Prime Series, 3.55 billion Treasury Series, 4.25 billion Tax-Free Series and 350 million undesignated). Transactions in capital shares were as follows (at net asset value of $1.00 per share):

                                       For the           For the
                                    Year Ended        Year Ended
                                March 31, 2002    March 31, 2001
                                --------------    --------------
Prime Series:
  Sold:
    Prime Shares .............  21,051,181,674    34,781,774,664
    Cash Reserve Prime
      Class A Shares .........      68,264,960       369,574,242
    Cash Reserve Prime
      Class B Shares .........       9,355,858        21,570,678
    Cash Reserve Prime
      Class C Shares .........       2,927,624         3,611,704
    Prime Institutional Shares  10,881,071,233    14,248,970,131
    Quality Cash Shares ......     115,428,366       265,504,692
                               ---------------   ---------------
                                32,128,229,715    49,691,006,111
  Reinvested:
    Prime Shares .............     132,472,386       300,567,137
    Cash Reserve Prime
      Class A Shares .........         254,852           538,430
    Cash Reserve Prime
      Class B Shares .........         217,077           238,869
    Cash Reserve Prime
      Class C Shares .........          20,583            29,796
    Prime Institutional Shares      25,874,526        36,273,237
    Quality Cash Shares ......         955,887         3,004,615
                               ---------------   ---------------
                                   159,795,311       340,652,084
  Redeemed:
    Prime Shares ............. (22,598,854,964)  (35,119,236,863)
    Cash Reserve Prime
      Class A Shares .........     (68,877,650)     (374,445,652)
    Cash Reserve Prime
      Class B Shares .........     (10,787,574)      (12,814,093)
    Cash Reserve Prime
      Class C Shares .........      (3,860,866)       (2,828,014)
    Prime Institutional Shares (10,828,399,912)  (14,251,483,991)
    Quality Cash Shares ......    (130,607,180)     (293,198,986)
                               ---------------   ---------------
                               (33,641,388,146)  (50,054,007,599)
                               ---------------   ---------------
    Net decrease .............  (1,353,363,120)      (22,349,404)
                               ===============   ===============



                                       For the           For the
                                    Year Ended        Year Ended
                                March 31, 2002    March 31, 2001
                                --------------    --------------
Treasury Series:
  Sold:
    Treasury Shares ..........   3,121,248,003     3,677,787,028
    Treasury Institutional
     Shares ..................     433,291,344       385,939,001
                               ---------------   ---------------
                                 3,554,539,347     4,063,726,029
  Reinvested:
    Treasury Shares ..........      20,418,516        38,058,744
    Treasury Institutional
     Shares ..................       2,218,302         4,876,482
                               ---------------   ---------------
                                    22,636,818        42,935,226
  Redeemed:
    Treasury Shares ..........  (3,262,540,090)   (3,639,786,293)
    Treasury Institutional
     Shares ..................    (373,099,709)     (351,967,120)
                               ---------------   ---------------
                                (3,635,639,799)   (3,991,753,413)
                               ---------------   ---------------
    Net increase (decrease) ..     (58,463,634)      114,907,842
                               ---------------   ---------------
                               ---------------   ---------------

                                       For the           For the
                                    Year Ended        Year Ended
                                March 31, 2002    March 31, 2001
                                --------------   ---------------
Tax-Free Series:
  Sold:
    Tax-Free Shares ..........   5,679,020,822     8,121,541,625
    Tax-Free Institutional
     Shares ..................     604,435,952       690,664,460
                               ---------------   ---------------
                                 6,283,456,774     8,812,206,085
  Reinvested:
    Tax-Free Shares ..........      22,456,909        47,981,098
    Tax-Free Institutional
     Shares ..................       1,775,841         2,348,888
                               ---------------   ---------------
                                    24,232,750        50,329,986
  Redeemed:
    Tax-Free Shares ..........  (6,396,875,049)   (8,132,076,139)
    Tax-Free Institutional
     Shares ..................    (612,038,771)     (636,512,570)
                               ---------------   ---------------
                                (7,008,913,820)   (8,768,588,709)
                               ---------------   ---------------
    Net increase (decrease) ..    (701,224,296)       93,947,362
                               ===============   ===============





--------------------------------------------------------------------------------

Deutsche Bank Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 5--FEDERAL INCOME TAXES
At March 31, 2002, capital contributions, accumulated undistributed net investment income, and accumulated net realized gain (loss) from investments have been adjusted for current period permanent book/tax differences which arose principally from distribution reclassifications. These reclassifications resulted in the following increases/(decreases) in the components of net assets:

                                 Undistributed
                 Undistributed    Net Realized  Paid-in
         Net Investment Income     Gain/(Loss)  Capital
         ---------------------   -------------  -------
Cash Reserve--
  Prime Series        $ 73,733      $ (73,732)   $  (1)
Cash Reserve--
  Treasury Series     $149,889      $(149,889)       --


Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from Generally Accepted Accounting Principles.

Distributions during the year ended March 31, 2002 were characterized as follows for tax purposes:

Cash Reserve--Prime Series
  Ordinary income                         $164,827,939
Cash Reserve--Treasury Series
  Ordinary income                         $ 24,815,619
Cash Reserve--Tax Free Series
  Tax exempt income                       $ 26,384,883
  Ordinary income                         $        243


At March 31, 2002, the components of distributable earnings on a tax basis were as follows:

Cash Reserve--Prime Series
  Undistributed ordinary income           $  1,137,198
Cash Reserve--Treasury Series
  Undistributed ordinary income           $    412,045
Cash Reserve--Tax Free Series
  Undistributed tax exempt income         $     95,408
  Undistributed ordinary income           $         13
  Capital loss carryovers                 $    (62,554)


At March 31, 2002, the Cash Reserve--Tax Free Series had capital loss carryovers available as a reduction against future net realized capital gains that consisted of $62,554, of which $42,197 expires in 2008 and $20,357 expires in 2009.

At March 31, 2002, the Cash Reserve--Prime Series deferred post-October losses of $31,960 to the next fiscal year ending March 31, 2003.

NOTE 6--SUBSEQUENT EVENTS
On April 5, 2002, the Fund changed its name to Deutsche Bank Alex. Brown Cash Reserve Fund, Inc. As a result, certain classes of the Fund have changed their names. This change will result in modifications to the presentation of the Fund's periodic reports on behalf of certain classes of the Fund.





--------------------------------------------------------------------------------

Deutsche Bank Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of Deutsche Bank Alex. Brown Cash Reserve Fund, Inc. and Shareholders of the Prime, Treasury and Tax-Free Series:



In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Prime, Treasury and Tax-Free Series (the three portfolios constituting the Deutsche Bank Alex. Brown Cash Reserve Fund, Inc., hereafter referred to as the 'Funds') at March 31, 2002, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
May 3, 2002


--------------------------------------------------------------------------------
TAX INFORMATION (Unaudited) For theYear Ended March 31, 2002

PRIME SERIES
Of ordinary dividends made during the fiscal year ended March 31, 2002, 1.27% has been derived from investments in US Treasury and other direct US Government Obligations. All or a part of the distributions from this income may be exempt from taxation at the state level. Consult your tax advisor for state specific information.

TREASURY SERIES

One hundred percent of the ordinary dividends made by the Treasury Series of Deutsche Bank Alex. Brown Cash Reserve Fund, Inc. for the year ended March 31, 2002 were derived from interest on investments in direct obligations of the US Treasury.

TAX-FREE SERIES
One hundred percent of the dividends paid by the Tax-Free Series of Deutsche Bank Alex. Brown Cash Reserve Fund, Inc., for the year ended March 31, 2002 qualified as exempt-interest dividends for federal income tax purposes.

All or a part of the distributions from this income may be exempt from taxation at the state level. Consult your tax advisor for state specific information.



--------------------------------------------------------------------------------

Deutsche Bank Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
FUND DIRECTORS AND OFFICERS

                                                                                                NUMBER OF FUNDS
                                                                                                IN THE FUND
NAME, BIRTH DATE AND                 BUSINESS EXPERIENCE AND                                    COMPLEX OVERSEEN
POSITION WITH THE FUND(1)            DIRECTORSHIPS DURING THE PAST 5 YEARS                      BY DIRECTOR(2)
----------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
----------------------------------------------------------------------------------------------------------------
Richard R. Burt                      Chairman, IEP Advisors, Inc. (July 1998 to present);       25
February 3, 1947                     Chairman of the Board, Weirton Steel Corporation (April
Director since 1999.                 1996 to present); Member of the Board, Hollinger
                                     International, Inc. (publishing) (1995 to present), and
                                     HCL Technologies Limited (information technology)
                                     (April 1999 to present), Director, UBS Mutual Funds
                                     (formerly known as Brinson and Mitchell Hutchins
                                     families of funds) (registered investment companies)
                                     (1995 to present); and Member, Textron Inc.
                                     International Advisory Council (July 1996 to present).
                                     Formerly, Partner, McKinsey & Company (consulting)
                                     (1991-1994); Member of the Board, Homestake Mining
                                     (mining and exploration) (1998-February 2001), Arch
                                     Daniels Midland Company (agribusiness operations)
                                     (October 1996-June 2001) and Anchor Gaming (gaming
                                     software and equipment) (March 1999-December 2001); and
                                     US Chief Negotiator in Strategic Arms Reduction Talks
                                     (START) with former Soviet Union and US Ambassador to
                                     the Federal Republic of Germany (1985-1991).
----------------------------------------------------------------------------------------------------------------
Joseph R. Hardiman                   Private Equity Investor (1997 to present); Director,       23
May 27, 1937                         Soundview Technology Group Inc. (investment banking)
Director since 1998.                 (July 1998 to present), Corvis Corporation, (optical
                                     networks) (July 2000 to present), The Nevis Fund
                                     (registered investment company) (July 1999 to present),
                                     Brown Investment Advisory & Trust Company (February
                                     2001 to present) and ISI Family of Funds (registered
                                     investment companies) (March 1998 to present).
                                     Formerly, Director, Circon Corp. (medical instruments)
                                     (November 1998-January 1999); President and Chief
                                     Executive Officer, The National Association of
                                     Securities Dealers, Inc. and The NASDAQ Stock Market,
                                     Inc., (1987-1997); Director, Flag Investors Emerging
                                     Growth Fund, Inc. (now known as Emerging Growth Fund,
                                     Inc.) and Flag Investors Short-Intermediate Income
                                     Fund, Inc. (now known as Short-Intermediate Income
                                     Fund, Inc.) (registered investment companies) (resigned
                                     2000);Chief Operating Officer of Alex. Brown & Sons
                                     Incorporated (now Deutsche Bank Securities Inc.)
                                     (1985-1987) and General Partner, Alex. Brown & Sons
                                     Incorporated (now Deutsche Bank Securities Inc.),
                                     (1976-1985).
----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Deutsche Bank Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
FUND DIRECTORS AND OFFICERS

                                                                                                NUMBER OF FUNDS
                                                                                                IN THE FUND
NAME, BIRTH DATE AND                 BUSINESS EXPERIENCE AND                                    COMPLEX OVERSEEN
POSITION WITH THE FUND(1)            DIRECTORSHIPS DURING THE PAST 5 YEARS                      BY DIRECTOR(2)
----------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
----------------------------------------------------------------------------------------------------------------
Louis E. Levy                        Director, Household International (banking and finance)    25
November 16, 1932                    (1992 to present) and ISI Family of Funds (registered
Director since 1994.                 investment companies) (1994 to present). Formerly,
                                     Chairman of the Quality Control Inquiry Committee,
                                     American Institute of Certified Public Accountants
                                     (1992-1998); Trustee, Merrill Lynch Funds for
                                     Institutions (1991-1993); Adjunct Professor, Columbia
                                     University-Graduate School of Business (1991-1992);
                                     Director, Kimberly-Clark Corporation (personal consumer
                                     products) (retired 2000) and Partner, KPMG Peat Marwick
                                     (retired 1990).
----------------------------------------------------------------------------------------------------------------
Eugene J. McDonald                   Executive Vice President, Investment Counsel, Duke         25
July 14, 1932                        University (September 2000 to present); Advisory Board
Director since 1995.                 Member, A.M. Pappas & Associates (life sciences
                                     industry) (2000 to present) and Ashford Capital
                                     Management (2000 to present); Committee Member, North
                                     Carolina Treasurer's Office Investment Advisory
                                     Committee (2001 to present); Director, Victory Funds
                                     (registered investment companies) (April 1993 to
                                     present); Lead Director, National Commerce Bank
                                     Corporation (NCBC) (banking) (July 2000 to present);
                                     Principal and Chief Investment Officer, Quellos Private
                                     Capital Markets, LLC (investments) (September 2001 to
                                     present); Director, RedHat, Inc. (software) (July 2000
                                     to present) and Incara Pharmaceuticals (June 2001 to
                                     present). Formerly, Chairman, Winston Hedged Equity
                                     Group (July 2000-August 2001); Executive Vice Chairman
                                     and Director, Central Carolina Bank & Trust (banking)
                                     (January 1998-July 2000); Director, AMBAC Treasurers
                                     Trust (registered investment company) (July 1996-August
                                     1997), DP Mann Holdings (insurance) (December
                                     1996-December 1998), ISI Family of Funds (registered
                                     investment companies) (1992-1999); President, Duke
                                     Management Company (investments) (July 1990-September
                                     2000) and Executive Vice President, Duke University
                                     (education, research and health care) (July
                                     1984-September 2000).
----------------------------------------------------------------------------------------------------------------
Rebecca W. Rimel                     President and Chief Executive Officer, The Pew             25
April 10, 1951                       Charitable Trusts (charitable foundation) (1994 to
Director since 1995.                 present) and Director and Executive Vice President, The
                                     Glenmede Trust Company (investment trust and wealth
                                     management) (1994 to present). Formerly, Executive
                                     Director, The Pew Charitable Trusts (1988-1994) and
                                     Director, ISI Family of Funds (registered investment
                                     companies) (1997-1999).
----------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

Deutsche Bank Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
FUND DIRECTORS AND OFFICERS

                                                                                                NUMBER OF FUNDS
                                                                                                IN THE FUND
NAME, BIRTH DATE AND                 BUSINESS EXPERIENCE AND                                    COMPLEX OVERSEEN
POSITION WITH THE FUND(1)            DIRECTORSHIPS DURING THE PAST 5 YEARS                      BY DIRECTOR(2)
----------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
----------------------------------------------------------------------------------------------------------------
Carl W. Vogt                         of Counsel Fulbright & Jaworski, L.L.P (law) (2002 to      25
April 20, 1936                       present); Director, Yellow Corporation (trucking) (1996
Director since 1995.                 to present), American Science & Engineering (x-ray
                                     detection equipment) (1997 to present) and ISI Family
                                     of Funds (registered investment companies) (1999 to
                                     present). Formerly, Chairman and Member, National
                                     Transportation Safety Board (1992-1994); Director,
                                     National Railroad Passenger Corporation (Amtrak)
                                     (1991-1992); Member, Aviation System Capacity Advisory
                                     Committee (Federal Aviation Administration); President
                                     (interim) of Williams College (1999-2000); President,
                                     certain funds in the Deutsche Asset Management Family
                                     of Funds (formerly, Flag Investors Family of Funds)
                                     (registered investment companies) (1999-2000); and
                                     Senior Partner, Fulbright & Jaworski L.L.P. (law),
                                     retired December 31, 2001.
----------------------------------------------------------------------------------------------------------------
Robert H. Wadsworth                  President, Robert H. Wadsworth Associates, Inc.            25
January 29, 1940                     (consulting firm) (1982 to present), President and
Director since 1999.                 Trustee, Trust for Investment Managers (registered
                                     investment company) (1999 to present); Director, The
                                     Germany Fund Inc. (1986 to present), The New Germany
                                     Fund, Inc. (1992 to present) and Central European
                                     Equity Fund, Inc. (1986 to present). Formerly
                                     President, Investment Company Administration, L.L.C.
                                     (1992*-July 2001); President, Treasurer and Director,
                                     First Fund Distributors, Inc. (1990-January 2002); Vice
                                     President, Professionally Managed Portfolios
                                     (1999-2002) and Advisors Series Trust
                                     (1997-2002)(registered investment companies);
                                     President, Guinness Flight Investment Funds, Inc.
                                     (registered investment companies) (1994-1998).

                                     * This is the inception date of the corporation, which
                                     was the predecessor to the LLC.
----------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS
----------------------------------------------------------------------------------------------------------------
Richard T. Hale(3)                   Managing Director, Deutsche Bank Securities Inc.           52
July 17, 1945                        (formerly Deutsche Bank Alex. Brown Inc.) (June 1999 to
Director since 1989.                 present) and Deutsche Asset Management Americas (June
                                     1999 to present); Director and President, Investment
                                     Company Capital Corp. (registered investment advisor)
                                     (April 1996 to present) and Deutsche Asset Management
                                     Mutual Funds (1989 to present); Director, Deutsche
                                     Global Funds, Ltd. (January 2000 to present), CABEI
                                     Fund (June 2000 to present) and North American Income
                                     Fund (September 2000 to present); Vice President,
                                     Deutsche Asset Management, Inc. (September 2000 to
                                     present). Chartered Financial Analyst. Formerly,
                                     Director, ISI Family of Funds (registered investment
                                     companies) (1992-1999).
----------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

Deutsche Bank Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
FUND TRUSTEES ANDOFFICERS

                                                                                                NUMBER OF FUNDS
                                                                                                IN THE FUND
NAME, BIRTH DATE AND                 BUSINESS EXPERIENCE AND                                    COMPLEX OVERSEEN
POSITION WITH THE FUND(1)            DIRECTORSHIPS DURING THE PAST 5 YEARS                      BY DIRECTOR(2)
----------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS
----------------------------------------------------------------------------------------------------------------
Truman T. Semans(3)                  Vice Chairman, Brown Investment Advisory & Trust           25
October 27, 1926                     Company (1993 to present); Director and Chairman,
Director since 1995.                 Virginia Hot Springs, Inc. (property management) (1991
                                     to present) and Director of Upstate (biotechnology)
                                     (1994 to present). Formerly, Managing Director and Vice
                                     Chairman, Alex. Brown & Sons Incorporated (Deutsche
                                     Bank Securities Inc.) (1974-1998); Director, Investment
                                     Company Capital Corp. (registered investment advisor)
                                     (1996-2000) and Director, ISI Family of Funds
                                     (registered investment companies) (1997-1999).
----------------------------------------------------------------------------------------------------------------


NAME, BIRTH DATE AND
POSITION WITH THE TRUST AND          BUSINESS EXPERIENCE AND
THE PORTFOLIO TRUST                  DIRECTORSHIPS DURING THE PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------
OFFICERS
----------------------------------------------------------------------------------------------------------------
Richard T. Hale                      See information provided under Interested Directors.
President since 2000.
----------------------------------------------------------------------------------------------------------------
Amy Olmert                           Director, Deutsche Asset Management and Certified Public
Secretary since 1997.                Accountant. Formerly, Vice President, BT Alex. Brown Incorporated
May 14, 1963                         (Deutsche Bank Securities Inc.) (1997-1999) and Senior Manager
                                     and other positions, Coopers & Lybrand L.L.P.
                                     (PricewaterhouseCoopers LLP) (1988-1997).
----------------------------------------------------------------------------------------------------------------
Daniel O. Hirsch                     Managing Director, Deutsche Asset Management (2002 to present),
Assistant Secretary                  and Director, Deutsche Global Funds, Ltd. (2002 to present).
since 1999.                          Formerly, Director, Deutsche Asset Management (1999-2002)
March 27, 1954                       Principal, BT Alex. Brown Incorporated (Deutsche Bank Securities
                                     Inc.) (1998-1999) and Assistant General Counsel, United States
                                     Securities and Exchange Commission (1993-1998).
----------------------------------------------------------------------------------------------------------------
Charles A. Rizzo                     Director, Deutsche Asset Management (April 2000 to present);
Treasurer since 1999.                Certified Public Accountant and Certified Management Accountant.
August 5, 1957                       Formerly, Vice President and Department Head, BT Alex. Brown
                                     Incorporated (Deutsche Bank Securities Inc.) (1998-1999) and
                                     Senior Manager, Coopers & Lybrand L.L.P. (PricewaterhouseCoopers
                                     LLP) (1993-1998).
----------------------------------------------------------------------------------------------------------------


1 The mailing address of each Director and Officer with respect to Fund operations is One South Street, Baltimore, MD 21202.

2 As of March 31, 2002 the total number of Deutsche Asset Management funds (the 'Fund Complex') was 71.

3 Messrs. Semans and Hale are directors/trustees who are 'Interested Persons' within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Hale is the President and a Director of the Fund's Advisor and a Managing Director of Deutsche Asset Management, the US asset management unit of Deutsche Bank and its affiliates. Mr. Semans is Vice Chairman of Brown Investment Advisory & Trust Company, an affiliate of Brown Advisory Incorporated, the sub-advisor to two Funds in the Fund Complex.

The Fund's Statement of Additional Information includes additional information about the Fund's Directors. To receive your free copy of the Statement of Additional Information, call toll-free: 1-800-730-1313.

--------------------------------------------------------------------------------

Deutsche Bank Alex. Brown Cash                                    PRSRTSTD
  Reserve Fund                                                  U.S. Postage
P.O. Box 1346                                                       PAID
Baltimore, MD 21203                                             Lancaster, PA
                                                               Permit No. 1793







                                                                 Printed (05/02)